As filed on December 10, 2001                    1933 Act File No. 002-57151
                                                 1940 Act File No. 811-2674

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.                                   ---

      Post-Effective Amendment No.  47                               X
                                                                    ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.    36                                            X
                                                                    ---

                            INVESCO BOND FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:

            Clifford J. Alexander, Esq.                Ronald M. Feiman, Esq.
            Kirkpatrick & Lockhart LLP                 Mayer, Brown & Platt
          1800 Massachusetts Avenue, N.W.                  1675 Broadway
                   Second Floor                    New York, New York 10019-5820
            Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
___   immediately upon filing pursuant to paragraph (b)

 X    on December 15, 2001, pursuant to paragraph (b)
---

___   60 days after filing pursuant to paragraph (a)(1)
___   on  ______________, pursuant to paragraph (a)(1)
___   75 days after filing pursuant to paragraph (a)(2)
___   on _________, pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

 X    this post-effective amendment designates a new effective date for a
---   previously filed post-effective amendment.

PROSPECTUS | DECEMBER 15, 2001

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YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO BOND FUNDS, INC.

INVESCO HIGH YIELD FUND - INVESTOR CLASS
INVESCO SELECT INCOME FUND - INVESTOR CLASS
INVESCO TAX-FREE BOND FUND - INVESTOR CLASS
INVESCO U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS

FOUR NO-LOAD CLASSES OF SHARES OF MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks.........3
Fund Performance...............................5
Fees And Expenses..............................6
Investment Risks...............................8
Principal Risks Associated With The Funds......8
Temporary Defensive Positions.................12
Portfolio Turnover............................12
Fund Management...............................12
Portfolio Managers............................13
Potential Rewards.............................13
Share Price...................................14
How To Buy Shares.............................14
Your Account Services.........................18
How To Sell Shares............................19
Taxes.........................................21
Dividends And Capital Gain Distributions......21
Financial Highlights..........................23


                            [INVESCO ICON]INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class shares. Each Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS
The Funds seek to provide you with a high level of current income by investing primarily in bonds and other debt securities. High Yield, Select Income and U.S. Government Securities Funds also seek capital appreciation.

Although the Funds are subject to a number of risks that could affect their performance, their principal risk is interest rate risk -- that is, the value of the securities in a portfolio will rise and fall due to changes in interest rates. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities are usually more sensitive to interest rate movements.

The Funds are subject to other principal risks such as credit, debt securities, duration, liquidity, prepayment, foreign securities, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON] INVESCO HIGH YIELD FUND - INVESTOR CLASS

The Fund normally invests at least 65% of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stocks with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

A portion of the Fund's assets may be invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, corporate short-term notes and municipal obligations. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

At any given time, the Fund may be subject to sector risk. Companies with similar characteristics are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

[KEY ICON] INVESCO SELECT INCOME FUND - INVESTOR CLASS

The Fund normally invests at least 80% of it assets in bonds and other debt securities. Normally, at least 50% of the Fund's assets are invested in investment grade securities. While an investment grade rating does not guarantee that a security will be profitable, such securities generally carry less risk than securities that are not investment grade. No more than 50% of the Fund's assets may consist of corporate bonds rated below investment grade ("junk bonds").

A portion of the Fund's assets may be invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, and municipal obligations. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

At any given time, the Fund may be subject to sector risk. Companies with similar characteristics are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

[KEY ICON] INVESCO TAX-FREE BOND FUND - INVESTOR CLASS

The Fund normally invests at least 80% of its assets in municipal securities issued by state, county, and city governments, including industrial development obligations and private activity bonds which generally are not guaranteed by the governmental entity that issues them. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal alternative minimum tax. The interest on these securities may be subject to state and/or local income taxes. Portions of capital gain distributions made by the Fund may be taxable. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations. Municipal obligations may be purchased or sold on a delayed delivery or a when-issued basis with settlement taking place in the future. The Fund may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specific time period prior to the maturity date of the securities. This is commonly known as a "demand feature" or a "put."

The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. The circumstances under which the Fund will invest in taxable securities include but are not limited to: (a) pending investment of proceeds of sales of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) maintaining liquidity to meet the need for anticipated redemptions. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

[KEY ICON] INVESCO U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS

The Fund normally invests at least 65% of its assets in debt securities issued or guaranteed by the U.S. government or its agencies. Direct U.S. government obligations include Treasury bonds, bills and notes, and are backed by the full faith and credit of the U.S. Treasury. Federal agency securities are direct obligations of the issuing agency, such as Government National Mortgage
Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and may or may not be guaranteed by the U.S. government. Treasury bills, notes, bonds and some agency securities are exempt from state income tax.

There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

[GRAPH ICON] FUND PERFORMANCE

The bar charts below show the Funds' Investor Class shares' actual yearly performance (commonly known as their "total return") for the years ended
December 31 over the past decade. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund's Investor Class shares compared to the Merrill Lynch High Yield Master, Lehman Government/Credit Bond, Lehman Municipal Bond and Lehman Government Long Bond Indexes. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                        HIGH YIELD FUND - INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'91     '92     '93     '94      '95     '96     '97     '98    '99    '00
23.51%  14.53%  15.81%  (4.98%)  17.90%  14.08%  17.10%  0.15%  9.30%  (12.06%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    3/91       7.85%
Worst Calendar Qtr.  12/00     (10.23%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SELECT INCOME FUND - INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

 '91     '92     '93     '94      '95     '96     '97     '98    '99     '00
 18.57%  10.38%  11.43%  (1.20%)  20.61%  4.87%   11.72%  7.13%  (1.37%) 5.12%
--------------------------------------------------------------------------------
Best Calendar Qtr.    6/95      6.75%
Worst Calendar Qtr.   3/94     (2.01%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-FREE BOND FUND - INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

 '91     '92     '93     '94      '95     '96     '97     '98    '99      '00
12.53%   8.77%   12.11%  (5.52%)  15.64%  2.36%   8.67%   4.72%  (3.36%)  12.07%
--------------------------------------------------------------------------------
Best Calendar Qtr.   12/95      5.65%
Worst Calendar Qtr.   3/94     (5.76%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES FUND -
                                 INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]

 '91     '92     '93     '94      '95     '96     '97     '98     '99     '00
 15.56%  5.68%   10.28%  (7.20%)  22.13%  0.47%   12.26%  10.11%  (5.97%) 14.65%
--------------------------------------------------------------------------------
Best Calendar Qtr.   6/95      7.68%
Worst Calendar Qtr.  3/94     (4.53%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURN
                                                       AS OF 12/31/00
--------------------------------------------------------------------------------
                                             1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------------

High Yield Fund - Investor Class(1),(2)     (12.06%)        5.16%         8.96%
Merrill Lynch High Yield Master Index(3)     (3.79%)        4.89%        10.86%

Select Income Fund - Investor Class(1),(2)    5.12%         5.41%         8.50%
Lehman Government/Credit Bond Index(3)       11.85%         6.24%         8.00%

Tax-Free Bond Fund - Investor Class(1),(2)   12.07%         4.76%         6.58%
Lehman Municipal Bond Index(3)               11.68%         5.84%         7.32%

U.S. Government Securities Fund
  Investor Class(1),(2)                      14.65%         6.01%         7.41%
Lehman Government Long Bond Index(3)         20.29%         7.29%         9.97%

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.
(2) The returns for Investor Class shares of High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund year-to-date as of the calendar quarter ended September 30, 2001, were (21.40%), (2.50%), 4.45% and 6.46%, respectively.

(3) The Merrill Lynch High Yield Master Index, Lehman Government/Credit Bond Index, Lehman Municipal Bond Index, and Lehman Government Long Bond Index are unmanaged indexes indicative of the high yield bond, broad domestic fixed-income, municipal government bond and longer-term government bond markets, respectively. Please keep in mind that the indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

HIGH YIELD FUND - INVESTOR CLASS

Redemption Fee (as a percentage of amount redeemed)                  2.00%(1)
Exchange Fee                                                         2.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

HIGH YIELD FUND - INVESTOR CLASS

Management Fees                                        0.42%
Distribution and Service (12b-1) Fees(2)               0.25%
Other Expenses(3)                                      0.41%
                                                       -----
Total Annual Fund Operating Expenses(3)                1.08%
                                                       =====

SELECT INCOME FUND - INVESTOR CLASS
Management Fees                                        0.48%
Distribution and Service (12b-1) Fees(2)               0.25%
Other Expenses(3),(4)                                  0.59%
                                                       -----
Total Annual Fund Operating Expenses(3),(4)            1.32%
                                                       =====

TAX-FREE BOND FUND - INVESTOR CLASS
Management Fees                                        0.55%
Distribution and Service (12b-1) Fees(2)               0.25%
Other Expenses(3),(4)                                  0.28%
                                                       -----
Total Annual Fund Operating Expenses(3),(4)            1.08%
                                                       =====

U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS
Management Fees                                        0.55%
Distribution and Services (12b-1) Fees(2)              0.25%
Other Expenses(3),(4)                                  0.63%
                                                       -----
Total Annual Fund Operating Expenses(3),(4)            1.43%
                                                       =====

(1) A 2% fee is charged on redemptions or exchanges of shares held three months or less, other than shares acquired through reinvestment of dividends and other distributions.

(2) Because the Funds' Investor Class shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(3) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(4) Certain expenses of the Select Income Fund-Investor Class, Tax-Free Bond Fund-Investor Class and U.S. Government Securities Fund-Investor Class were absorbed voluntarily by INVESCO pursuant to commitments between those Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Select Income Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.32% and 1.05%, respectively, of the Fund's average net assets attributable to Investor Class shares, Tax-Free Bond Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.10% and 0.90%, respectively, of the Fund's average net assets attributable to Investor Class shares, and U.S. Government Securities Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.20% and 1.00%, respectively, of the Fund's average net assets attributable to Investor Class shares.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Investor Class shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Investor Class shares of a Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's Investor Class shares' operating expenses remain the same. Although actual costs and performance of a Fund's Investor Class shares may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS  10 YEARS
High Yield Fund - Investor Class             $110      $343      $595    $1,317
Select Income Fund - Investor Class          $134      $418      $723    $1,590
Tax-Free Bond Fund - Investor Class          $110      $343      $595    $1,317
U.S. Government Securities Fund -
  Investor Class                             $146      $452      $782    $1,713

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the debt markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

CREDIT RISK
The Funds invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISKS
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund invests. A decline in interest rates tends to increase the market values of debt securities in which a Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and a Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B and CCC) include those which are predominantly speculative because of the issuer's perceived incapacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

PREPAYMENT RISK
The Funds invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. High Yield and Select Income Funds may invest up to 25% of their assets in foreign debt securities. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                -------------------------------------------------

Although each Fund generally invests in debt securities, the Funds also may invest in other types of securities and other financial instruments as indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                      RISKS                     APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS
(ADRs)
These are securities issued by  Market, Information       High Yield
U.S. banks that represent       Political, Regulatory     Select Income
shares of foreign corporations  Diplomatic, Liquidity
held by those banks. Although   and Currency Risks
traded in U.S. securities
markets and valued in U.S.
dollars, ADRs carry most of
the risks of investing
directly in foreign
securities.
--------------------------------------------------------------------------------
EUROBONDS AND YANKEE BONDS
Bonds issued by foreign         Market, Information,      High Yield
branches of U.S. banks          Currency, Political,      Select Income
("Eurobonds") and bonds issued  Diplomatic, Regulatory,
by a U.S. branch of a foreign   Liquidity, Credit,
bank and sold in the United     Interest Rate and
States ("Yankee bonds"). These  Duration Risks
bonds are bought and sold in
U.S. dollars, but generally
carry with them the same risks
as investing in foreign
securities.
--------------------------------------------------------------------------------
JUNK BONDS
Debt securities that are rated  Market, Credit,           High Yield
BB or lower by S&P or Ba or     Interest Rate and         Select Income
lower by Moody's or unrated     Duration Risks            Tax-Free Bond
securities of comparable
quality. Tend to pay higher
interest rates than
higher-rated debt securities,
but carry a higher credit
risk.
--------------------------------------------------------------------------------
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES      Prepayment and            Select Income
These are securities issued by  Interest Rate             U.S. Government
FHLMC and the FNMA or           Risks                     Securities
guaranteed  by GNMA and backed
by mortgages. The Fund receives
payments out of the interest
and principal on the underlying
mortgages.
--------------------------------------------------------------------------------
PIK (PAYMENT IN KIND)
SECURITIES
A type of bond or preferred     Market, Credit            High Yield
stock that pays interest        Interest Rate and
and/or dividends in the form    Duration Risks
of additional bonds or
preferred stock.
--------------------------------------------------------------------------------
STEP-UP BONDS
A bond that pays one coupon     Market, Credit,           High Yield Select
rate (the interest rate stated  Interest Rate and         Income
on a bond, which could be as    Duration Risks
low as 0%) for an initial
period followed by a higher
coupon rate.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate than many other mutual funds. The Fund with a higher-than-average portfolio turnover rate for the fiscal year ended August 31, 2001 was:

High Yield Fund                    111%(1)

(1) Portfolio turnover was higher due to trading undertaken in response to market conditions.

A portfolio turnover rate of 200% is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $361.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $29 billion for more than 3,267,250 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, is the sub-advisor to Tax-Free Bond Fund.

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO, AIM and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended August 31, 2001.

--------------------------------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE OF
FUND                                 AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

High Yield Fund                                         0.42%
Select Income Fund                                      0.48%
Tax-Free Bond Fund                                      0.55%
U.S. Government Securities Fund                         0.55%

--------------------------------------------------------------------------------

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's or Funds' portfolio holdings:

FUND                            PORTFOLIO MANAGER(S)
High Yield                      Robert J. Hickey
Select Income                   Robert J. Hickey
                                Richard R. Hinderlie
Tax-Free Bond                   Richard A. Berry
                                Stephen D. Turman
U.S. Government Securities      Richard R. Hinderlie

RICHARD A. BERRY, a vice president and senior portfolio manager of AIM, is the portfolio manager of Tax-Free Bond Fund. Richard manages several other AIM fixed-income funds. Before joining AIM in 1987, he served at various times as senior vice president for InterFirst Investment Management Company, manager of investor relations at Texas Industries, Inc., vice president of Banc Texas, and investment officer at Southwestern Life Insurance Company. Richard is a Chartered Financial Analyst. He holds an M.B.A. in finance and a B.B.A. from Texas Christian University.

ROBERT J. HICKEY, a vice president of INVESCO, is the portfolio manager of High Yield Fund and a co-portfolio manager of Select Income Fund. Before joining INVESCO in 2001, Bob served in various capacities at Van Kampen Investments, including director of corporate bonds and senior portfolio manager. He holds a Masters of Management from the Kellogg Graduate School of Management of Northwestern University and a B.A. in Economics and International Affairs from the University of Wisconsin - Madison.

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of U.S. Government Securities Fund and co-portfolio manager of Select Income Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

STEPHEN D. TURMAN, a vice president and portfolio manager of AIM, is the co-portfolio manager of Tax-Free Bond Fund. Stephen manages several other AIM fixed-income funds. Before joining AIM in 1985, he worked in institutional sales for Dean Witter. Stephen is a Chartered Financial Analyst. He holds a B.B.A. in finance from the University of Texas at Arlington.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT
PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the opportunity for current income. High Yield, Select Income and U.S. Government Securities Funds also offer the opportunity for capital growth. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in debt securities of a variety of issuers.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o are primarily seeking higher current income; and, for High Yield, Select Income and U.S. Government Securities Funds, a secondary opportunity for capital growth.
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking high rates of capital growth or total return.
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the securities markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
 INCLUDING ACCRUED EXPENSES
---------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the High Yield and Select Income Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by a Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the Investor Class shares of the Funds. A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest directly through INVESCO. With regard to all Funds, except High Yield Fund - Investor Class, there is no charge to exchange or redeem shares when you make transactions directly through INVESCO. However, with respect to High Yield Fund - Investor Class, upon a redemption or an exchange of shares held three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by that Fund for the benefit of the remaining shareholders. If you invest in a Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares. You should consult your financial intermediary for more information on purchasing shares of a Fund. For all new accounts, please forward, either by mail or electronically, a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Investor Class, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange it into the fund you choose.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (minimums are lower for certain retirement plans).

The following chart shows several ways to invest in a Fund.

METHOD                        INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                      $1,000 for regular        INVESCO does not
Mail to:                      accounts;                 accept cash, credit
INVESCO Funds Group, Inc.,    $250 for an IRA; $50      cards, travelers'
P.O. Box 173706,              for each subsequent       cheques, credit card
Denver, CO 80217-3706.        investment.               checks, instant loan
You may send your check                                 checks, money orders
by overnight courier to:                                or third party checks
4350 South Monaco Street                                unless they are from
Denver, CO 80237.                                       another financial
                                                        institution related
                                                        to a retirement plan
                                                        transfer.
--------------------------------------------------------------------------------
BY WIRE                       $1,000 for regular
You may send your payment     accounts;
by bank wire (call            $250 for an IRA; $50
1-800-525-8085 for            for each subsequent
instructions).                investment.
--------------------------------------------------------------------------------

BY TELEPHONE WITH ACH         $1,000 for regular        You must provide your
Call 1-800-525-8085 to        accounts;                 bank account
request your purchase.        $250 for an IRA; $50      information to
Upon your telephone           for each subsequent       INVESCO prior to
instructions, INVESCO         investment.               using this option.
will move money from
your designated bank/
credit union checking or
savings account in order
to purchase shares.

--------------------------------------------------------------------------------
BY INTERNET                   $1,000 for regular        You will need a Web
Go to the INVESCO Web site    accounts; $250 for        browser to use this
at invescofunds.com           an IRA; $50 for each      service. Internet
                              subsequent                purchase transactions
                              investment.               are limited to a maximum
                                                        of $25,000.

METHOD                        INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
REGULAR INVESTING WITH        $50 per month for         Like all regular
EASIVEST                      EasiVest; $50 per pay     investment plans,
or Direct Payroll Purchase    period for Direct         neither EasiVest nor
You may enroll on your fund   Payroll Purchase. You     Direct Payroll
application, or call us for   may start or stop         Purchase ensures a
a separate form and more      your regular              profit or protects
details. Investing the        investment plan at        against loss in a
same amount on a monthly      any time, with two        falling market.
basis allows you to buy       weeks' notice to          Because you'll invest
more shares when prices       INVESCO.                  continually,
are low and fewer shares                                regardless of varying
when prices are high. This                              price levels,
"dollar cost averaging" may                             consider your
help offset market fluctua-                             financial ability to
tions. Over a period of                                 keep buying through
time, your average cost                                 low price levels.
per share may be less than                              Remember that you
the actual average market                               will lose money if
value per share.                                        you redeem your
                                                        shares when the
                                                        market value of all
                                                        your shares is less
                                                        than their cost.
--------------------------------------------------------------------------------

BY PERSONAL ACCOUNT LINE      $50 for subsequent        You must provide your
WITH ACH                      investments               bank account
Automated transactions are                              information to
available for subsequent                                INVESCO prior to
purchases and exchanges                                 using this option.
24 hours a day. Simply                                  Automated
call 1-800-424-8085.                                    transactions are
                                                        limited to a maximum
                                                        of $25,000.

--------------------------------------------------------------------------------
BY EXCHANGE                   $1,000 for regular        See "Exchange Policy."
Between the same class of     accounts; $250 for an
any two INVESCO funds or      IRA; $50 for each
between Investor Class and    subsequent
Class K. Call                 investment.
1-800-525-8085 for
prospectuses of other
INVESCO funds. Exchanges
may be made in writing, by
telephone or at our Web site
at invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

Purchases of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividends.

If you hold shares of a Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that INVESCO receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of settlement.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per 12-month period, but you may be subject to the redemption fee described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
     Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE (HIGH YIELD FUND - INVESTOR CLASS ONLY). If you exchange or redeem shares of High Yield Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in High Yield Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, High Yield Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. High Yield Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than three months, the redemption/exchange fee will be assessed on the current net asset value of those shares.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination.

INTERNET TRANSACTIONS. Investors in any of the Investor Class shares of any INVESCO fund may open new accounts, exchange and redeem shares through the INVESCO Web site. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any Fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

DISTRIBUTION  EXPENSES. We have adopted a Master Distribution Plan and Agreement
- Investor Class (commonly known as a "12b-1 Plan") for the Funds' Investor Class shares. The 12b-1 fees paid by each Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisors and financial services companies that sell Fund shares and/or service shareholder accounts.

Under the Plan, each Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares. If you invest in a Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for sales of Fund shares. You should consult your financial intermediary for more information on selling your Fund shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear, which can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

The following chart shows several ways to sell your shares of a Fund.

--------------------------------------------------------------------------------
METHOD                       REDEMPTION MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                 $250 (or, if less,     INVESCO's telephone
Call us toll-free at:        full liquidation of    redemption privileges
1-800-525-8085.              the account) for a     may be modified or
                             redemption check.      terminated in the
                                                    future at INVESCO's
                                                    discretion. The
                                                    maximum amount which
                                                    may be redeemed by
                                                    telephone is
                                                    generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                   Any amount.            The redemption
Mail your request to                                request must be
INVESCO Funds Group, Inc.,                          signed by all
P.O. Box 173706,                                    registered account
Denver, CO 80217-3706. You                          owners. Payment will
may also send your                                  be mailed to your
request by overnight                                address as it appears
courier to                                          on INVESCO's records,
4350 South Monaco Street,                           or to a bank
Denver, CO 80237.                                   designated by you in
                                                    writing.
--------------------------------------------------------------------------------

BY TELEPHONE WITH ACH        $50. IRA redemptions   You must provide your
Call 1-800-525-8085 to       are not permitted.     bank account
request your redemption.                            information to
                                                    INVESCO prior to using this
                                                    option. INVESCO will auto-
                                                    matically pay the proceeds
                                                    into your designated bank
                                                    account.

--------------------------------------------------------------------------------
BY INTERNET                  $50. IRA redemptions   You will need a Web
Go to the INVESCO Web        are not permitted.     browser to use this
site at invescofunds.com                            service. Internet
                                                    transactions are limited to
                                                    a maximum of $25,000.
                                                    INVESCO will automatically
                                                    pay the  proceeds into your
                                                    designated bank account.
--------------------------------------------------------------------------------

BY PERSONAL ACCOUNT LINE     $50 for subsequent     You must provide your
WITH ACH                     investments.           bank account
Automated transactions by                           information to
telephone are available                             INVESCO prior to
for subsequent purchases                            using this option.
and exchanges 24 hours a                            Automated
day. Simply call                                    transactions are
1-800-424-8085.                                     limited to a maximum
                                                    of $25,000.

--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN     $100 per payment on a  You must have at
You may call us to request   monthly or quarterly   least $10,000 total
the appropriate form and     basis. The redemption  invested with the
more information at          check may be made      INVESCO funds with at
1-800-525-8085.              payable to any party   least $5,000 of that
                             you designate.         total invested in the
                                                    fund from which
                                                    withdrawals will be
                                                    made.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METHOD                       REDEMPTION MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.            All registered
Mail your request to                                account owners must
INVESCO Funds Group, Inc.,                          sign the request,
P.O. Box 173706,                                    with signature
Denver, CO 80217-3706.                              guarantees from an
                                                    eligible guarantor
                                                    financial institution,
                                                    such as a commercial bank
                                                    or a recognized national or
                                                    regional securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax advisor on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, a Fund is required by law to withhold from your distributions and any money that you receive from the sale of shares of the Fund backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the Company's board of directors.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes then replace those shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of each Fund for the past five years. Certain information reflects financial results for a single Investor Class share of a Fund. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Investor Class share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Bond Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

HIGH YIELD FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------
                                                    2001      2000      1999      1998      1997
PER SHARE DATA
Net Asset Value--Beginning of Period               $5.98     $6.40     $6.76     $7.45     $6.84
================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.59      0.60      0.60      0.64      0.62
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (1.72)    (0.42)    (0.19)    (0.29)     0.64
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (1.13)     0.18      0.41      0.35      1.26
================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(a)             0.59      0.60      0.60      0.64      0.62
Distributions from Capital Gains                    0.00      0.00      0.00      0.40      0.03
In Excess of Capital Gains                          0.00      0.00      0.17      0.00      0.00
================================================================================================
TOTAL DISTRIBUTIONS                                 0.59      0.60      0.77      1.04      0.65
================================================================================================
Net Asset Value--End of Period                     $4.26     $5.98     $6.40     $6.76     $7.45
================================================================================================

TOTAL RETURN                                     (19.96%)    2.89%     6.53%     4.44%    19.27%

RATIOS
Net Assets--End of Period ($000 Omitted)        $516,687  $787,537  $793,337  $641,394  $470,965
Ratio of Expenses to Average Net
  Assets(a)                                        1.08%     1.00%     0.99%     0.86%     1.00%
Ratio of Net Investment Income to Average
  Net Assets                                      11.31%     9.60%     9.13%     8.72%     8.71%
Portfolio Turnover Rate                             111%       98%      154%      282%      129%

(a) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

SELECT INCOME FUND -
INVESTOR CLASS
------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------
                                                    2001      2000      1999      1998      1997
PER SHARE DATA
Net Asset Value--Beginning of Period               $6.06     $6.15     $6.68     $6.66     $6.35
================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.43      0.43      0.43      0.43      0.45
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                         (0.27)    (0.09)    (0.41)     0.19      0.34
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    0.16      0.34      0.02      0.62      0.79
================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(a)             0.43      0.43      0.43      0.43      0.45
Distributions from Capital Gains                    0.00      0.00      0.02      0.17      0.03
In Excess of Capital Gains(b)                       0.00      0.00      0.10      0.00      0.00
================================================================================================
TOTAL DISTRIBUTIONS                                 0.43      0.43      0.55      0.60      0.48
================================================================================================
Net Asset Value--End of Period                     $5.79     $6.06     $6.15     $6.68     $6.66
================================================================================================

TOTAL RETURN                                        2.73%    5.78%     0.15%     9.58%    12.89%

RATIOS
Net Assets--End of Period ($000 Omitted)        $593,629  $574,518  $549,438  $502,624  $287,618
Ratio of Expenses to Average Net
  Assets(c)(d)                                      1.05%    1.06%     1.06%     1.06%     1.03%
Ratio of Net Investment Income to Average
  Net Assets(d)                                     7.18%    7.10%     6.56%     6.36%     6.98%
Portfolio Turnover Rate                               79%      82%      135%      140%      263%

(a) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended August 31, 2001.
(b) Distributions in Excess of Capital Gains aggregated less than $0.01 on a per share basis for the year ended August 31, 2000.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended August 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.32%, 1.19%,1.16%, 1.10% and 1.21%, respectively, and ratio of net investment income to average net assets would have been 6.91%, 6.97%, 6.46%, 6.32% and 6.80%, respectively.

TAX-FREE BOND FUND -
  INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
                                                              YEAR       PERIOD
                                                             ENDED        ENDED
                                                         AUGUST 31    AUGUST 31      YEAR ENDED JUNE 30
----------------------------------------------------------------------------------------------------------
                                                    2001      2000      1999(a)   1999      1998      1997
PER SHARE DATA
Net Asset Value--Beginning of Period              $14.72    $14.53    $14.71    $15.57    $15.34    $15.20
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.68      0.64      0.10      0.62      0.63      0.66
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    0.77      0.24     (0.18)    (0.40)     0.40      0.38
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    1.45      0.88     (0.08)     0.22      1.03      1.04
==========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.68      0.64      0.10      0.62      0.63      0.66
In Excess of Net Investment Income                  0.00      0.00      0.00      0.00      0.00      0.01
Distributions from Capital Gains                    0.00      0.00      0.00      0.46      0.17      0.23
In Excess of Capital Gains                          0.00      0.05      0.00      0.00      0.00      0.00
==========================================================================================================
TOTAL DISTRIBUTIONS                                 0.68      0.69      0.10      1.08      0.80      0.90
==========================================================================================================
Net Asset Value--End of Period                    $15.49    $14.72    $14.53    $14.71    $15.57    $15.34
==========================================================================================================

TOTAL RETURN                                       10.07%    6.32%    (0.53%)(b) 1.30%     6.87%     7.05%

RATIOS
Net Assets--End of Period ($000 Omitted)        $214,617  $178,154  $191,836  $201,791  $211,471  $220,410
Ratio of Expenses to Average Net
  Assets(c)(d)                                      0.90%    0.91%    0.90%(e)  0.91%     0.91%     0.90%
Ratio of Net Investment Income to
  Average Net Assets(d)                             4.46%    4.45%     4.08%(e)  4.03%     4.06%     4.36%
Portfolio Turnover Rate                               33%      50%        3%(b)    66%      173%      123%

(a)  From July 1, 1999 to August 31, 1999.
(b) Based on operations for the period shown and accordingly is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended August 31, 2001 and 2000, the period ended August 31, 1999 and the years ended June 30, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.08%, 1.11% and 1.14% (annualized), 1.06%, 1.04% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 4.28%, 4.25%, 3.84% (annualized), 3.88%, 3.93% and 4.21%, respectively.

(e)  Annualized

U.S. GOVERNMENT
SECURITIES FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------
                                                    2001      2000      1999      1998      1997
PER SHARE DATA
Net Asset Value--Beginning of Period               $7.05     $6.81     $7.99     $7.49     $7.15
================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.36      0.36      0.35      0.40      0.43
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                          0.36      0.24     (0.58)     0.67      0.34
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    0.72      0.60     (0.23)     1.07      0.77
================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.36      0.36      0.35      0.40      0.43
Distributions from Capital Gains                    0.00      0.00      0.56      0.17      0.00
In Excess of Capital Gains(a)                       0.00      0.00      0.04      0.00      0.00
================================================================================================
TOTAL DISTRIBUTIONS                                 0.36      0.36      0.95      0.57      0.43
================================================================================================
Net Asset Value--End of Period                     $7.41     $7.05     $6.81     $7.99     $7.49
================================================================================================

TOTAL RETURN                                       10.45%    9.12%    (3.40%)   14.75%    11.01%

RATIOS
Net Assets--End of Period ($000 Omitted)         $130,510  $74,870   $79,899   $79,485   $51,581
Ratio of Expenses to Average Net Assets(b)(c)       1.00%    1.02%     1.01%     1.01%     1.01%
Ratio of Net Investment Income to Average Net
  Assets(c)                                         4.87%    5.28%     4.80%     5.22%     5.78%
Portfolio Turnover Rate                               90%      21%      114%      323%      139%

(a) Distributions in Excess of Capital Gains aggregated less than $0.01 on a per share basis for the year ended August 31, 2000.
(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(c) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended August 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.43%, 1.61%, 1.60%, 1.41% and 1.32%, respectively, and ratio of net investment income to average net assets would have been 4.44 %, 4.69%, 4.21%, 4.82% and 5.47%, respectively.

December 15, 2001

INVESCO BOND FUNDS, INC.
INVESCO HIGH YIELD FUND--INVESTOR CLASS INVESCO SELECT INCOME
FUND--INVESTOR CLASS INVESCO TAX-FREE BOND FUND--INVESTOR CLASS
INVESCO U.S. GOVERNMENT SECURITIES FUND--INVESTOR CLASS

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated December 15, 2001 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8900 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-2674 and 002-57151.













      811-2674

PROSPECTUS | DECEMBER 15, 2001

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOW(R)
--------------------------------------------------------------------------------

INVESCO BOND FUNDS, INC.

INVESCO HIGH YIELD FUND--CLASS C
INVESCO SELECT INCOME FUND--CLASS C
INVESCO TAX-FREE BOND FUND--CLASS C
INVESCO U.S. GOVERNMENT SECURITIES FUND--CLASS C

FOUR MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME. CLASS C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks................29
Fund Performance......................................32
Fees And Expenses.....................................34
Investment Risks......................................35
Principal Risks Associated With The Funds.............36
Temporary Defensive Positions.........................40
Portfolio Turnover....................................40
Fund Management.......................................41
Portfolio Managers....................................41
Potential Rewards.....................................42
Share Price...........................................43
How To Buy Shares.....................................43
Your Account Services.................................47
How To Sell Shares....................................47
Taxes.................................................49
Dividends And Capital Gain Distributions..............50
Financial Highlights..................................51

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

This Prospectus contains important information about the Funds' Class C shares, which are sold primarily through financial intermediaries. Each Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234 or your financial intermediary who is offering the Class C shares offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & Strategies
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON][ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

The Funds seek to provide you with a high level of current income by investing primarily in bonds and other debt securities. High Yield, Select Income and U.S. Government Securities Funds also seek capital appreciation.

Although the Funds are subject to a number of risks that could affect their performance, their principal risk is interest rate risk -- that is, the value of the securities in a portfolio will rise and fall due to changes in interest rates. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities are usually more sensitive to interest rate movements.

The Funds are subject to other principal risks such as credit, debt securities, duration, liquidity, prepayment, foreign securities, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON]  INVESCO HIGH YIELD FUND -- CLASS C

The Fund normally invests at least 65% of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stocks with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

A portion of the Fund's assets may be invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, corporate short-term notes and municipal obligations. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

At any given time, the Fund may be subject to sector risk. Companies with similar characteristics are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

[KEY ICON] INVESCO SELECT INCOME FUND -- CLASS C

The Fund normally invests at least 80% of its assets in bonds and other debt securities of established companies. Normally, at least 50% of the Fund's assets are invested in investment grade securities. While an investment grade rating does not guarantee that a security will be profitable, such securities generally carry less risk than securities that are not investment grade. No more than 50% of the Fund's assets may consist of corporate bonds rated below investment grade ("junk bonds").

A portion of the Fund's assets may be invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, and municipal obligations. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

At any given time, the Fund may be subject to sector risk. Companies with similar characteristics are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

[KEY ICON] INVESCO TAX-FREE BOND FUND -- CLASS C

The Fund normally invests at least 80% of its assets in municipal securities issued by state, county, and city governments, including industrial development obligations and private activity bonds which generally are not guaranteed by the governmental entity that issues them. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal alternative minimum tax. The interest on these securities may be subject to state and/or local income taxes. Portions of capital gain distributions made by the Fund may be taxable. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations. Municipal obligations may be purchased or sold on a delayed delivery or a when-issued basis with settlement taking place in the future. The Fund may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specific time period prior to the maturity date of the securities. This is commonly known as a "demand feature" or a "put."

The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. The circumstances under which the Fund will invest in taxable securities include but are not limited to: (a) pending investment of proceeds of sales of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) maintaining liquidity to meet the need for anticipated redemptions. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

[KEY ICON]  INVESCO U.S. GOVERNMENT SECURITIES FUND -- CLASS C

The Fund normally invests at least 65% of its assets in debt securities issued or guaranteed by the U.S. government or its agencies. Direct U.S. government obligations include Treasury bonds, bills and notes, and are backed by the full faith and credit of the U.S. Treasury. Federal agency securities are direct obligations of the issuing agency, such as Government National Mortgage
Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and may or may not be guaranteed by the U.S. government. Treasury bills, notes, bonds and some agency securities are exempt from state income tax.

There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

[GRAPH ICON] FUND PERFORMANCE

Since the Funds' Class C shares were not offered  until  February 15, 2000,  the bar charts below show the Funds' Investor Class shares' actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade. Investor Class shares of the Funds are not offered in this Prospectus. INVESTOR CLASS AND CLASS C RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHARTS AND TABLE DO NOT REFLECT CONTINGENT DEFERRED SALES CHARGES OR ASSET BASED FEES IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund's Investor Class shares compared to the Merrill Lynch High Yield Master, Lehman Government/Credit Bond, Lehman Municipal Bond, and Lehman Government Long Bond Indexes. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                        HIGH YIELD FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
                                (GRAPH OMMITTED)
================================================================================
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
23.51%  14.53%  15.81%  (4.98%) 17.90%  14.08%  17.10%  0.15%   9.30%   (12.06%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      3/91    7.85%
Worst Calendar Qtr.    12/00  (10.23%)

--------------------------------------------------------------------------------
                      SELECT INCOME FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
                                (GRAPH OMMITTED)
================================================================================
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
18.57%  10.38%  11.43%  (1.20%) 20.61%  4.87%   11.72%  7.13%   (1.37%) 5.12%
--------------------------------------------------------------------------------
Best Calendar Qtr.      6/95    6.75%
Worst Calendar Qtr.     3/94   (2.01%)

--------------------------------------------------------------------------------
                      TAX-FREE BOND FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
                                (GRAPH OMMITTED)
================================================================================
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
12.53%  8.77%   12.11%  (5.52%) 15.64%  2.36%   8.67%   4.72%   (3.36%) 12.07%
--------------------------------------------------------------------------------
Best Calendar  Qtr.     12/95   5.65%
Worst Calendar Qtr.      3/94  (5.76%)

--------------------------------------------------------------------------------
                U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
                                (GRAPH OMMITTED)
================================================================================
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
15.56%  5.68%   10.28%  (7.20%) 22.13%  0.47%   12.26%  10.11%  (5.97%) 14.65%
--------------------------------------------------------------------------------
Best Calendar Qtr.      6/95    7.68%
Worst Calendar Qtr.     3/94   (4.53%)


--------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURN
                                                          AS OF 12/31/00
--------------------------------------------------------------------------------
                                              1 YEAR        5 YEAR      10 YEARS

High Yield Fund-Investor Class(1),(2),(3)    (12.06%)        5.16%         8.96%
Merrill Lynch High Yield Master Index(4)      (3.79%)        4.89%        10.86%

Select Income Fund-Investor Class(1),(2),(3)   5.12%         5.41%         8.50%
Lehman Government/Credit Bond Index(4)        11.85%         6.24%         8.00%

Tax-Free Bond Fund-Investor Class(1),(2),(3)  12.07%         4.76%         6.58%
Lehman Municipal Bond Index(4)                11.68%         5.84%         7.32%

U.S. Government Securities Fund
  Investor Class(1),(2),(3)                   14.65%         6.01%         7.41%
Lehman Government Long Bond Index(4)          20.29%         7.29%         9.97%

(1) Total  return  figures  include  reinvested   dividends  and  capital  gain
distributions and the effect of each Fund's expenses.
(2) The returns are for the Investor Class of shares that are not offered in this Prospectus. If the effect of Class C's total expenses, including the 12b-1 fee, were reflected, returns would be lower than those shown.
(3) The returns for Investor Class shares of High Yield, Select Income, Tax-Free Bond and U.S. Government Securities Funds year-to-date, as of the calendar quarter ended September 30, 2001, were (21.40%), (2.50%), 4.45%, and 6.46%, respectively.

(4) The Merrill Lynch High Yield Master Index, Lehman Government/Credit Bond Index, Lehman Municipal Bond Index, and Lehman Government Long Bond Index are unmanaged indexes indicative of the high yield bond, broad domestic fixed-income, municipal government bond and longer-term government bond markets, respectively. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

CLASS C SHARES
Maximum Deferred Sales Charge (Load)                    1.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

HIGH YIELD FUND--CLASS C
Management Fees                                         0.42%
Distribution and Service (12b-1) Fees(2)                1.00%
Other Expenses(3),(4)                                   0.27%
                                                        -----
Total Annual Fund Operating Expenses(3)                 1.69%
                                                        =====

SELECT INCOME FUND--CLASS C
Management Fees                                         0.48%
Distribution and Service (12b-1) Fees(2)                1.00%
Other Expenses(3),(4)                                   0.31%
                                                        -----
Total Annual Fund Operating Expenses(3),(4)             1.79%
                                                        =====

TAX-FREE BOND FUND--CLASS C
Management Fees                                         0.55%
Distribution and Service (12b-1) Fees(2)                1.00%
Other Expenses(3),(4)                                   0.29%
                                                        -----
Total Annual Fund Operating Expenses(3),(4)             1.84%
                                                        =====

U.S. GOVERNMENT SECURITIES FUND--CLASS C
Management Fees                                         0.55%
Distribution and Services (12b-1) Fees(3)               1.00%
Other Expenses(3),(4)                                   0.27%
                                                        -----
Total Annual Fund Operating Expenses(3),(4)             1.82%
                                                        =====

(1) A 1% contingent deferred sales charge may be charged on redemptions or exchanges of shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions.
(2) Because the Funds' Class C shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(3) Each Fund's actual Other Expenses and Total Annual Fund Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement.

(4) Certain expenses of the Select Income Fund - Class C, Tax-Free Bond Fund - Class C and U.S. Government Securities Fund - Class C were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Select Income Fund - Class C shares, Other Expenses and Total Annual Fund Expenses were insignificant, Tax-Free Bond Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.11% and 1.66% , respectively, of the Fund's average net assets attributable to Class C shares; and U.S. Government Securities Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.15% and 1.70%, respectively, of the Fund's average net assets attributable to Class C shares.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Class C shares of the Funds to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would be:

IF SHARES ARE REDEEMED                     1 year   3 years   5 years   10 years
High Yield Fund--Class C                   $272     $533      $918      $1,998
Select Income Fund--Class C                $282     $563      $970      $2,105
Tax-Free Bond Fund--Class C                $287     $579      $995      $2,159
U.S. Government Securities Fund--Class C   $285     $573      $985      $2,137

IF SHARES ARE NOT REDEEMED                 1 year   3 years   5 years   10 years
High Yield Fund--Class C                   $172     $533      $918      $1,998
Select Income Fund--Class C                $182     $563      $970      $2,105
Tax-Free Bond Fund--Class C                $187     $579      $995      $2,159
U.S. Government Securities Fund--Class C   $185     $573      $985      $2,137

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the debt markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

CREDIT RISK
The Funds invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISKS
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund invests. A decline in interest rates tends to increase the market values of debt securities in which a Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and a Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived incapacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

PREPAYMENT RISK
The Funds invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. High Yield and Select Income Funds may invest up to 25% of their assets in foreign debt securities. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation. Tax-Free Bond and U.S. Government Securities Funds may not invest in foreign securities.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

A Fund's investments may be bought and sold relatively frequently. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                  --------------------------------------------

Although each Fund generally invests in debt securities, the Funds also may invest in other types of securities and other financial instruments as indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                      RISKS                     APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS
(ADRs)
These are securities issued by  Market, Information       High Yield
U.S. banks that represent       Political, Regulatory     Select Income
shares of foreign corporations  Diplomatic, Liquidity
held by those banks. Although   and Currency Risks
traded in U.S. securities
markets and valued in U.S.
dollars, ADRs carry most of
the risks of investing
directly in foreign
securities.
--------------------------------------------------------------------------------
EUROBONDS AND YANKEE BONDS
Bonds issued by foreign         Market, Information,      High Yield
branches of U.S. banks          Currency, Political,      Select Income
("Eurobonds") and bonds issued  Diplomatic, Regulatory,
by a U.S. branch of a foreign   Liquidity, Credit,
bank and sold in the United     Interest Rate and
States ("Yankee bonds"). These  Duration Risks
bonds are bought and sold in
U.S. dollars, but generally
carry with them the same risks
as investing in foreign
securities.
--------------------------------------------------------------------------------
JUNK BONDS
Debt securities that are rated  Market, Credit,           High Yield
BB or lower by S&P or Ba or     Interest Rate and         Select Income
lower by Moody's or unrated     Duration Risks            Tax-Free Bond
securities of comparable
quality. Tend to pay higher
interest rates than
higher-rated debt securities,
but carry a higher credit
risk.
--------------------------------------------------------------------------------
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
These are securities issued by  Prepayment and            Select Income
FHLMC and the FNMA or           Interest Rate             U.S. Government
guaranteed  by GNMA and backed  Risks                     Securities
by mortgages. The Fund receives
payments out of the interest
and principal on the underlying
mortgages.

--------------------------------------------------------------------------------
INVESTMENT                      RISKS                     APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
PIK (PAYMENT IN KIND)
SECURITIES
A type of bond or preferred     Market, Credit            High Yield
stock that pays interest        Interest Rate and
and/or dividends in the form    Duration Risks
of additional bonds or
preferred stock.
--------------------------------------------------------------------------------
STEP-UP BONDS
A bond that pays one coupon     Market, Credit,           High Yield Select
rate (the interest rate stated  Interest Rate and         Income
on a bond, which could be as    Duration Risks
low as 0%) for an initial
period followed by a higher
coupon rate.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, some of the Funds may have a higher portfolio turnover rate than many other mutual funds. The Fund with higher-than-average portfolio turnover rate for the fiscal year ended August 31, 2001 was:

               High Yield Fund      111%(1)

(1) Portfolio turnover was higher due to trading undertaken in response to market conditions.

A portfolio turnover rate of 200% is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $361.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $29 billion for more than 3,267,250 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, is the sub-advisor to Tax-Free Bond Fund.

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO, AIM and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended August 31, 2001:

--------------------------------------------------------------------------------
                                                 ADVISORY FEE AS A PERCENTAGE OF
                                                 AVERAGE ANNUAL NET ASSETS UNDER
FUND                                                       MANAGEMENT
--------------------------------------------------------------------------------

High Yield Fund                                              0.42%
Select Income Fund                                           0.48%
Tax-Free Bond Fund                                           0.55%
U.S. Government Securities Fund                              0.55%

--------------------------------------------------------------------------------

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's or Funds' portfolio holdings:

FUND                            PORTFOLIO MANAGER(S)
High Yield                      Robert J. Hickey
Select Income                   Robert J. Hickey
                                Richard R. Hinderlie
Tax-Free Bond                   Richard A. Berry
                                Stephen D. Turman
U.S. Government Securities      Richard R. Hinderlie

RICHARD A. BERRY, a vice president and senior portfolio manager of AIM, is the portfolio manager of Tax-Free Bond Fund. Richard manages several other AIM fixed-income funds. Before joining AIM in 1987, he served at various times as senior vice president for InterFirst Investment Management Company, manager of investor relations at Texas Industries, Inc., vice president of Banc Texas, and investment officer at Southwestern Life Insurance Company. Richard is a Chartered Financial Analyst. He holds an M.B.A. in finance and a B.B.A. from Texas Christian University.

ROBERT J. HICKEY, a vice president of INVESCO, is the portfolio manager of High Yield Fund and a co-portfolio manager of Select Income Fund. Before joining INVESCO in 2001, Bob served in various capacities at Van Kampen Investments, including director of corporate bonds and senior portfolio manager. He holds a Masters of Management from the Kellogg Graduate School of Management of Northwestern University and a B.A. in Economics and International Affairs from the University of Wisconsin - Madison.

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of U.S. Government Securities Fund and co-portfolio manager of Select Income Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

STEPHEN D. TURMAN, a vice president and portfolio manager of AIM, is the co-portfolio manager of Tax-Free Bond Fund. Stephen manages several other AIM fixed-income funds. Before joining AIM in 1985, he worked in institutional sales for Dean Witter. Stephen is a Chartered Financial Analyst. He holds a B.B.A. in finance from the University of Texas at Arlington.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the opportunity for current income. High Yield, Select Income and U.S. Government Securities Funds also offer the opportunity for capital growth. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in debt securities of a variety of issuers.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o are primarily seeking higher current income; and, for High Yield, Select Income and U.S. Government Securities Funds, a secondary opportunity for capital growth.
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o    primarily seeking high rates of capital growth or total return.
o    unwilling to accept potential daily changes in the price of Fund shares.
o    speculating on short-term fluctuations in the securities markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by a Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the Class C shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult your financial intermediary for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest directly through INVESCO. However, with respect to Class C shares, upon redemption or exchange of Class C shares held thirteen months or less (other than Class C shares acquired through reinvestment of dividends or other distributions, or Class C shares exchanged for Class C shares of another INVESCO fund), a contingent deferred sales charge of 1% of the amount of the total original cost of the Class C shares may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held longest in the shareholder's account.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (minimums are lower for certain retirement plans).

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                          INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                        $1,000 for regular        INVESCO does not
Mail to:                        accounts; $250 for an     accept cash, credit
INVESCO Funds Group, Inc.,      IRA; $50 for each         cards, travelers'
P.O. Box 173706,                subsequent investment.    cheques, credit card
Denver, CO 80217-3706.                                    checks, instant loan
You may send your check                                   checks, money orders
by overnight courier to:                                  or third party checks
4350 South Monaco Street                                  unless they are from
Denver, CO 80237.                                         another financial
                                                          institution related to
                                                          a retirement plan
                                                          transfer.  Purchase
                                                          orders are limited to
                                                          $1,000,000 or less.
--------------------------------------------------------------------------------
BY WIRE                         $1,000 for regular        Purchase orders are
You may send your payment by    accounts; $250 for an     limited to
bank wire (call 1-800-328-2234  IRA; $50 for each         $1,000,000 or less.
for instructions).              subsequent investment.

METHOD                          INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------

BY TELEPHONE WITH ACH           $1,000 for regular        You must provide your
Call 1-800-328-2234 to request  accounts; $250 for an     bank account
your purchase. Upon receiving   IRA; $50 for each         information to INVESCO
your telephone instructions,    subsequent investment.    prior to using this
INVESCO will move money from                              option.  Purchase
your designated bank/credit                               orders are limited to
union checking or savings                                 $1,000,000 or less.
account in order to purchase
shares.

--------------------------------------------------------------------------------
REGULAR INVESTING WITH          $50 per month for         Like all regular
EASIVEST OR DIRECT PAYROLL      EasiVest; $50 per pay     investment plans,
PURCHASE                        period for Direct         neither EasiVest nor
You may enroll on your fund     Payroll Purchase. You     Direct Payroll
application, or call us for a   may start or stop your    Purchase ensures a
separate form and more          regular investment plan   profit or protects
details. Investing the same     at any time, with two     against loss in a
amount on a monthly basis       weeks' notice to          falling market.
allows you to buy more shares   INVESCO.                  Because you'll invest
when prices are low and fewer                             continually,
shares when prices are high.                              regardless of varying
This "dollar cost averaging"                              price levels, consider
may help offset market                                    your financial ability
fluctuations. Over a period of                            to keep buying through
time, your average cost per                               low price levels.
share may be less than the                                Remember that you will
actual average market value                               lose money if you
per share.                                                redeem your shares
                                                          when the market value
                                                          of all your shares is
                                                          less than their cost.
--------------------------------------------------------------------------------
BY EXCHANGE                     $1,000 for regular        See "Exchange Policy."
Between the same class of any   accounts; $250 for an     Purchase orders are
two INVESCO funds.  Call        IRA; $50 for each         limited to $1,000,000
1-800-525-8085 for              subsequent investment.    or less.
prospectuses of other INVESCO
funds. Exchanges may be made
in writing or by telephone.
You may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct form.

Purchases of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividend.

If you hold shares of a Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that INVESCO receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of settlement.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another.

Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per 12-month period, but you may be subject to the contingent deferred sales charge, described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
     Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Funds. Class C shares are sold primarily through financial intermediaries.

CONTINGENT DEFERRED SALES CHARGE (CDSC). If you redeem or exchange Class C shares of any Fund after holding them thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions), a CDSC of 1% of the total original cost of the shares at the time of purchase being redeemed or exchanged may be assessed. The fee applies to redemptions from a Fund and exchanges (other than exchanges into Class C shares) into any of the other mutual funds which are also advised by INVESCO and distributed by IDI. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

You will not pay a CDSC:
o    if you redeem Class C shares held for more than 13 months;
o if you redeem shares acquired through reinvestment of dividends and distributions;
o    on increases in the net asset value of your shares;
o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o    to pay account fees;
o for IRA distributions due to death, disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o    for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for details.

DISTRIBUTION  EXPENSES. We have adopted a Master Distribution Plan and Agreement
- Class C (commonly known as a "12b-1 Plan") for the Funds' Class C shares. The 12b-1 fees paid by each Fund's Class C shares are used to pay distribution fees to IDI for the sale and distribution of the Fund's shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds' Class C shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

[INVESCO ICON] YOUR ACCOUNT SERVICES

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from your required mailings.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. Upon redemption of Class C shares held thirteen months or less (other than Class C shares acquired through reinvestment of dividends or other distributions, or Class C shares exchanged for Class C shares of another INVESCO Fund), a CDSC of 1% of the amount of the total original cost of the Class C shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. If you invest in a Fund through a financial intermediary, please contact you financial intermediary for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary for sale of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear, which can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEE. Except for any applicable CDSC, we will not charge you any fees to redeem your Class C shares; however, your broker or financial consultant may charge service fees for handling these transactions.

The following chart shows several ways to sell your shares of a Fund if you invest directly through INVESCO.

METHOD                          REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                    $250 (or, if less, full   INVESCO's telephone
Call us toll-free at:           liquidation of the        redemption privileges
1-800-328-2234.                 account) for a            may be modified or
                                redemption check.         terminated in the
                                                          future at INVESCO's
                                                          discretion. The
                                                          maximum amount which
                                                          may be redeemed by
                                                          telephone is generally
                                                          $25,000.

METHOD                          REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
IN WRITING                      Any amount.               The redemption request
Mail your request to INVESCO                              must be signed by all
Funds Group, Inc., P.O. Box                               registered account
17970, Denver, CO 80217.                                  owners. Payment will
You may also send your request                            be mailed to your
by overnight courier to 4350                              address as it appears
South Monaco Street,                                      on INVESCO's records,
Denver, CO 80237.                                         or to a bank
                                                          designated by you in
                                                          writing.
--------------------------------------------------------------------------------

BY TELEPHONE WITH ACH           $50. IRA redemptions      You must provide your
Call 1-800-328-2234 to request  are not permitted.        bank account
your redemption.                                          information to INVESCO
                                                          prior to using this
                                                          option. INVESCO will
                                                          automatically pay the
                                                          proceeds into your
                                                          designated bank
                                                          account.

--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN        $100 per payment on a     You must have at least
You may call us to request the  monthly or quarterly      $10,000 total invested
appropriate form and more       basis. The redemption     with the INVESCO funds
information at 1-800-328-2234.  check may be made         with at least $5,000
                                payable to any party      of that total invested
                                you designate.            in the fund from which
                                                          withdrawals will be
                                                          made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY          Any amount.               All registered account
Mail your request to INVESCO                              owners must sign the
Funds Group, Inc., P.O. Box                               request, with
17970, Denver, CO 80217.                                  signature guarantees
                                                          from an eligible
                                                          guarantor financial
                                                          institution, such as a
                                                          commercial bank or a
                                                          recognized national or
                                                          regional securities
                                                          firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax advisor on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions and any money that you receive from the sale of shares of the Fund backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the Company's board of directors.

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in a Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes then replace those shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Class C shares of each Fund for the period of the Class C shares operations. Certain information reflects financial results for a single Class C share of a Fund. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Class C share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Bond Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

HIGH YIELD FUND-CLASS C
--------------------------------------------------------------------------------
                                          YEAR ENDED             PERIOD ENDED
                                           AUGUST 31                AUGUST 31
--------------------------------------------------------------------------------
                                                2001                  2000(a)
PER SHARE DATA
Net Asset Value-Beginning of Period           $ 5.97                $ 6.31
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.55                  0.30
Net Losses on Securities
 (Both Realized and Unrealized)                (1.72)                (0.34)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (1.17)                (0.04)
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME            0.55                  0.30
================================================================================
Net Asset Value - End of Period                $4.25                 $5.97
================================================================================

TOTAL RETURN(b)                               (20.70%)               (0.52%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)       $7,770                $4,843
Ratio of Expenses to Average Net Assets(d)      1.69%                 1.60%(e)
Ratio of Net Investment
  Income to Average Net Assets                 10.75%                 9.20%(e)
Portfolio Turnover Rate                          111%                   98%(f)

(a)  From February 15, 2000, inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended August 31, 2000.

SELECT INCOME FUND-CLASS C
--------------------------------------------------------------------------------
                                          YEAR ENDED             PERIOD ENDED
                                           AUGUST 31                AUGUST 31
--------------------------------------------------------------------------------
                                              2001                  2000(a)
PER SHARE DATA
Net Asset Value-Beginning of Period        $  6.06               $  6.02
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(b)                      0.39                  0.21
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)              (0.27)                 0.04
================================================================================
TOTAL FROM INVESTMENT OPERATIONS              0.12                  0.25
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME          0.39                  0.21
================================================================================
Net Asset Value - End of Period            $  5.79               $  6.06
================================================================================

TOTAL RETURN(c)                               1.97%                 4.24%(d)

RATIOS
Net AssetsEnd of Period ($000 Omitted)     $ 2,839               $   377
Ratio of Expenses to Average Net
  Assets(e)(f)                                1.79%                 1.83%(g)
Ratio of Net Investment Income to
  Average Net Assets(f)                       6.23%                 6.42%(g)
Portfolio Turnover Rate                         79%                   82%(h)

(a)  From February 15, 2000, inception of Class C, to August 31, 2000.
(b) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended August 31, 2001.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.79% (annualized) and ratio of net investment income to average net assets would have been 6.23% (annualized).
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended August 31, 2000.

TAX-FREE BOND FUND-CLASS C
--------------------------------------------------------------------------------
                                          YEAR ENDED             PERIOD ENDED
                                           AUGUST 31                AUGUST 31
--------------------------------------------------------------------------------
                                              2001                  2000(a)
PER SHARE DATA
Net Asset Value-Beginning of Period        $ 14.71               $ 14.05
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.58                  0.29
Net Gains on Securities (Both
  Realized and Unrealized)                    2.79                  0.66
================================================================================
TOTAL FROM INVESTMENT OPERATIONS              3.37                  0.95
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME          0.58                  0.29
================================================================================
Net Asset Value-End of Period              $ 17.50               $ 14.71
================================================================================

TOTAL RETURN(b)                              23.26%                 6.86%(c)

RATIOS
Net Assets-End of Period ($000 Omitted)    $ 1,279               $     1
Ratio of Expenses to Average Net
  Assets(d)(e)                                1.66%                 1.66%(f)
Ratio of Net Investment Income to
  Average Net Assets(e)                       3.58%                 3.79%(f)
Portfolio Turnover Rate                         33%                   50%(g)

(a)  From February 15, 2000, inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended August 31, 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.84% and 6.90% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 3.40% and (1.45%) (annualized), respectively.

(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore, represents the year ended August 31, 2000.

U.S. GOVERNMENT SECURITIES FUND-CLASS C
--------------------------------------------------------------------------------
                                          YEAR ENDED             PERIOD ENDED
                                           AUGUST 31                AUGUST 31
--------------------------------------------------------------------------------
                                              2001                  2000(a)
PER SHARE DATA
Net Asset Value-Beginning of Period        $  7.06               $  6.72
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.30                  0.17
Net Gains on Securities (Both
  Realized and Unrealized)                    0.34                  0.34
================================================================================
TOTAL FROM INVESTMENT OPERATIONS              0.64                  0.51
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME          0.30                  0.17
================================================================================
Net Asset Value-End of Period              $  7.40               $  7.06
================================================================================

TOTAL RETURN(b)                               9.23%                 7.64%(c)

RATIOS
Net Assets-End of Period ($000 Omitted)    $ 7,431               $   241
Ratio of Expenses to Average Net
  Assets(d)(e)                                1.70%                 1.94%(f)
Ratio of Net Investment Income to
  Average Net Assets(e)                       3.81%                 4.65%(f)
Portfolio Turnover Rate                         90%                   21%(g)

(a)  From February 15, 2000, inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended August 31, 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.82% and 2.29% (annualized), respectively, and ratio of net investment income to average net assets would have been 3.69% and 4.30% (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended August 31, 2000.

DECEMBER 15, 2001

INVESCO BOND FUNDS, INC.
INVESCO HIGH YIELD FUND--CLASS C
INVESCO SELECT INCOME FUND--CLASS C
INVESCO TAX-FREE BOND FUND--CLASS C
INVESCO U.S. GOVERNMENT SECURITIES FUND--CLASS C

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated December 15, 2001 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217-3706; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Funds are 811-2674 and 002-57151.











811-2674

PROSPECTUS | DECEMBER 15, 2001

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO BOND FUNDS, INC.

INVESCO HIGH YIELD FUND - CLASS K
INVESCO SELECT INCOME FUND - CLASS K

TWO MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks..............57
Fund Performance....................................59
Fees And Expenses...................................60
Investment Risks....................................61
Principal Risks Associated With The Funds...........62
Temporary Defensive Positions.......................66
Portfolio Turnover..................................66
Fund Management.....................................66

Portfolio Managers..................................67

Potential Rewards...................................67
Share Price.........................................68
How To Buy And Sell Shares..........................68
Your Account Services...............................70
Taxes...............................................70
Dividends And Capital Gain Distributions............71
Financial Highlights................................73

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and you should not rely on such other information or representations.

                         [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Class K shares, which are sold to qualified retirement plans, retirement savings programs, educational savings programs and wrap programs primarily through financial intermediaries. Please contact your plan or program sponsor for more detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy and Sell Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234, or your broker, bank or financial planner who is offering the Class K shares offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & Strategies
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON][ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

The Funds seek to provide you with a high level of current  income by  investing
primarily  in  bonds  and  other  debt   securities.   They  also  seek  capital
appreciation.

Although the Funds are subject to a number of risks that could affect their performance, their principal risk is interest rate risk -- that is, the value of the securities in a portfolio will rise and fall due to changes in interest rates. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities are usually more sensitive to interest rate movements.

The Funds are subject to other principal risks such as credit, debt securities, duration, liquidity, prepayment, foreign securities, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON] INVESCO HIGH YIELD FUND - CLASS K

The Fund normally invests at least 65% of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stocks with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

A portion of the Fund's assets may be invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, corporate short-term notes and municipal obligations. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

At any given time, the Fund may be subject to sector risk. Companies with similar characteristics are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

[KEY ICON] INVESCO SELECT INCOME FUND - CLASS K

The Fund normally invests at least 80% of its assets in bonds and other debt securities. Normally, at least 50% of the Fund's assets are invested in investment grade securities. While an investment grade rating does not guarantee that a security will be profitable, such securities generally carry less risk than securities that are not investment grade. No more than 50% of the Fund's assets may consist of corporate bonds rated below investment grade ("junk bonds").

A portion of the Fund's assets may be invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, and municipal obligations. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

At any given time, the Fund may be subject to sector risk. Companies with similar characteristics are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

[GRAPH ICON] FUND PERFORMANCE

Since the Funds' Class K shares were not offered  until  December 15, 2000,  the bar charts below show the Funds' Investor Class shares' actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS K RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHARTS AND TABLE DO NOT REFLECT ASSET BASED FEES IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund's Investor Class shares compared to the Merrill Lynch High Yield Master and Lehman Government/Credit Bond Indexes. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                        HIGH YIELD FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
                               [GRAPHIC OMITTED]
================================================================================
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
23.51%  14.53%  15.81%  (4.98%) 17.90%  14.08%  17.10%  0.15%   9.30%   (12.06%)
--------------------------------------------------------------------------------
Best Calendar Qtr.       3/91   17.85%
Worst Calendar Qtr.     12/00  (10.23%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SELECT INCOME FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
                               [GRAPHIC OMITTED]
================================================================================
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
18.57%  10.38%  11.43%  (1.20%) 20.61%  4.87%   11.72%  7.13%   (1.37%) 5.12%
--------------------------------------------------------------------------------
Best Calendar Qtr.      6/95    6.75%
Worst Calendar Qtr.     3/94   (2.01%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/00
--------------------------------------------------------------------------------
                                                   1 YEAR   5 YEARS  10 YEARS

High Yield Fund-Investor Class(1),(2),(3)        (12.06%)     5.16%     8.96%
Merrill Lynch High Yield Master Index(4)          (3.79%)     4.89%    10.86%

Select Income Fund-Investor Class(1),(2),(3)       5.12%      5.41%     8.50%
Lehman Government/Credit Bond Index(4)            11.85%      6.24%     8.00%

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.
(2) The returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Class K shares will differ only to the extent that the classes do not have the same expenses.
(3) The returns for Investor Class shares of High Yield Fund and Select Income Fund were (21.40%) and (2.50%), respectively, year-to-date as of the calendar quarter ended September 30, 2001.
(4) The Merrill Lynch High Yield Master Index and Lehman Government/Credit Bond Index are unmanaged indexes indicative of the high yield bond and broad domestic fixed-income markets. Please keep in mind that the indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Class K shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Class K shares of the Funds, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

HIGH YIELD FUND - CLASS K
Management Fees                                         0.42%
Distribution and Service (12b-1) Fees(1)                0.45%
Other Expenses(2),(3)                                   0.41%
                                                        -----
Total Annual Fund Operating Expenses(2),(3)             1.28%
                                                        =====

SELECT INCOME FUND - CLASS K
Management Fees                                         0.48%
Distribution and Service (12b-1) Fees(1)                0.45%
Other Expenses(2),(3),(4)                               0.59%
                                                        -----
Total Annual Fund Operating Expenses(2),(3),(4)         1.52%
                                                        =====

(1) Because the Funds' Class K shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.

(3) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Class K shares on December 14, 2000 to August 31, 2001.

(4) Certain expenses of Select Income Fund -Class K will be voluntarily absorbed by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, Select Income Fund Class - K Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.32% and 1.25%, respectively, of the Fund's net assets attributable to Class K shares.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Class K shares of a Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Class K shares may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS   5 YEARS      10 YEARS
High Yield Fund - Class K       $130       $406      $702         $1,545
Select Income Fund - Class K    $155       $480      $829         $1,813

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the debt markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

CREDIT RISK
The Funds invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISKS
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market value of debt securities in which a Fund invests. A decline in interest rates tends to increase the market value of debt securities in which a Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and a Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B and CCC) include those which are predominantly speculative because of the issuer's perceived incapacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

PREPAYMENT RISK
The Funds invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Funds may invest up to 25% of their assets in foreign debt securities. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

A Fund's investments may be bought and sold relatively frequently. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                 -----------------------------------------------

Although each Fund generally invests in debt securities, the Funds also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of either Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                      RISKS                     APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS
(ADRs)
These are securities issued by  Market, Information       High Yield
U.S. banks that represent       Political, Regulatory     Select Income
shares of foreign corporations  Diplomatic, Liquidity
held by those banks. Although   and Currency Risks
traded in U.S. securities
markets and valued in U.S.
dollars, ADRs carry most of
the risks of investing
directly in foreign
securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                      RISKS                     APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
EUROBONDS AND YANKEE BONDS
Bonds issued by foreign         Market, Information,      High Yield
branches of U.S. banks          Currency, Political,      Select Income
("Eurobonds") and bonds issued  Diplomatic, Regulatory,
by a U.S. branch of a foreign   Liquidity, Credit,
bank and sold in the United     Interest Rate and
States ("Yankee bonds"). These  Duration Risks
bonds are bought and sold in
U.S. dollars, but generally
carry with them the same risks
as investing in foreign
securities.
--------------------------------------------------------------------------------
JUNK BONDS
Debt securities that are rated  Market, Credit,           High Yield
BB or lower by S&P or Ba or     Interest Rate and         Select Income
lower by Moody's or unrated     Duration Risks            Tax-Free Bond
securities of comparable
quality. Tend to pay higher
interest rates than
higher-rated debt securities,
but carry a higher credit
risk.
--------------------------------------------------------------------------------
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
These are securities issued by  Prepayment and            Select Income
FHLMC and the FNMA or           Interest Rate
guaranteed  by GNMA and backed  Risks
by mortgages. The Fund receives
payments out of the interest
and principal on the underlying
mortgages.
--------------------------------------------------------------------------------
PIK (PAYMENT IN KIND)
SECURITIES
A type of bond or preferred     Market, Credit            High Yield
stock that pays interest        Interest Rate and
and/or dividends in the form    Duration Risks
of additional bonds or
preferred stock.
--------------------------------------------------------------------------------
STEP-UP BONDS
A bond that pays one coupon     Market, Credit,           High Yield Select
rate (the interest rate stated  Interest Rate and         Income
on a bond, which could be as    Duration Risks
low as 0%) for an initial
period followed by a higher
coupon rate.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of either Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade each Fund's portfolio. Therefore, some of the Funds may have a higher portfolio turnover rate than many other mutual funds. The Fund with a higher-than-average portfolio turnover rate for the fiscal year ended August 31, 2001 was:

           High Yield Fund                111%(1)

(1) Portfolio turnover was higher due to trading undertaken in response to market conditions.

A portfolio turnover rate of 200% is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $361.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $29 billion for more than 3,267,250 shareholder accounts of 47 INVESCO funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended August 31, 2001.

--------------------------------------------------------------------------------
                                                     FEE AS A PERCENTAGE OF
                                                 AVERAGE ANNUAL NET ASSETS UNDER
FUND                                                       MANAGEMENT
--------------------------------------------------------------------------------
High Yield Fund                                               0.42%
Select Income Fund                                            0.48%

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's or Funds' portfolio holdings:

ROBERT J. HICKEY, a vice president of INVESCO, is the portfolio manager of High Yield Fund and co-portfolio manager of Select Income Fund. Before joining INVESCO in 2001, Bob served in various capacities at Van Kampen Investments, including director of corporate bonds and senior portfolio manager. He holds a Masters of Management from the Kellogg Graduate School of Management of Northwestern University and a B.A. in Economics and International Affairs from the University of Wisconsin - Madison.

RICHARD R. HINDERLIE, a vice president of INVESCO, is the co-portfolio manager of Select Income Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the opportunity for current income and capital growth. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in debt securities of a variety of issuers.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o    are primarily seeking higher current income and capital growth.
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o    primarily seeking high rates of capital growth or total return.
o    unwilling to accept potential daily changes in the price of Fund shares.
o    speculating on short-term fluctuations in the securities markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern Time).

Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from your plan or program sponsor to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by a Fund on that day.

[INVESCO ICON] HOW TO BUY AND SELL SHARES

Please consult your plan or program sponsor for information on how to buy and sell Class K shares. You may be charged a commission or transaction fee by the program or plan sponsor for either purchases or sales of Fund shares.

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

Purchases of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividend.

If you hold shares of a Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that INVESCO receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of settlement.

EXCHANGE POLICY. You may exchange your shares in either of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).

o    You may make up to four exchanges out of each Fund per 12-month period.

o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
     Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your plan or program sponsor can help you decide among the various classes. Please contact your plan or program sponsor for several convenient ways to invest in the Funds. Class K shares are available only to qualified retirement plans, retirement savings programs, educational savings programs and wrap programs primarily through your plan or program sponsor.

DISTRIBUTION  EXPENSES. We have adopted a Master Distribution Plan and Agreement
- Class K (commonly known as a "12b-1 Plan") for the Funds' Class K shares. The 12b-1 fees paid by each Fund's Class K shares are used to pay distribution and service fees to IDI for the sale and distribution of the Funds' shares and to pay fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds' Class K shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

[INVESCO ICON] YOUR ACCOUNT SERVICES

YOU CAN CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax advisor on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that neither of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, a Fund is required by law to withhold from your distributions and any money that you receive from the sale of shares of the Fund backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the Company's board of directors.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or a capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes then replace shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Class K shares of each Fund for the period of Class K shares operations. Certain information reflects financial results for a single Class K share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Class K shares of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Bond Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

HIGH YIELD FUND - CLASS K

                                                                PERIOD ENDED
                                                                   AUGUST 31
--------------------------------------------------------------------------------
                                                                     2001(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                               $5.20
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                0.40
Net Losses on Securities
   (Both Realized and Unrealized)                                   (0.94)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                    (0.54)
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                 0.40
================================================================================
Net Asset Value - End of Period                                     $4.26
================================================================================

TOTAL RETURN                                                       (11.15%)(b)

RATIOS
Net Assets-End of Period ($000 Omitted)                             $   3
Ratio of Expenses to Average Net Assets(c)(d)                        1.48%(e)
Ratio of Net Investment Income to Average Net Assets(d)             10.77%(e)
Portfolio Turnover Rate                                               111%(f)

(a)  From December 14, 2000, since inception of Class K, to August 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various Expenses of the Class were voluntarily absorbed by INVESCO for the period ended August 31, 2001. If such expenses had not been absorbed ratio of expenses to average net assets would have been 3.56% (annualized) and ratio of net investment income would have been 8.69% (annualized).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended August 31, 2001.

SELECT INCOME FUND - CLASS K

                                                                PERIOD ENDED
                                                                   AUGUST 31
--------------------------------------------------------------------------------
                                                                     2001(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                               $5.93
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                0.28
Net Losses on Securities (Both
  Realized and Unrealized)                                          (0.15)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     0.13
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                 0.28
================================================================================
Net Asset Value - End of Period                                     $5.78
================================================================================

TOTAL RETURN                                                        2.25%(b)

RATIOS
Net Assets-End of Period ($000 Omitted)                             $  2
Ratio of Expenses to Average Net Assets(c)(d)                       1.24%(e)
Ratio of Net Investment Income to Average Net Assets(d)             6.60%(e)
Portfolio Turnover Rate                                               79%(f)

(a)  From December 14, 2000, since inception of Class K, to August 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.63% (annualized) and ratio of net investment income would have been 4.21% (annualized).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended August 31, 2001.

DECEMBER 15, 2001

INVESCO BOND FUNDS, INC.
INVESCO HIGH YIELD FUND - CLASS K
INVESCO SELECT INCOME FUND - CLASS K

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated December 15, 2001 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-2674 and 002-57151.















811-2674                               9044 PKIC 300092

                       STATEMENT OF ADDITIONAL INFORMATION

                            INVESCO BOND FUNDS, INC.

          INVESCO High Yield Fund - Investor Class, Class C and Class K
        INVESCO Select Income Fund - Investor Class, Class C and Class K
             INVESCO Tax-Free Bond Fund - Investor Class and Class C
      INVESCO U.S. Government Securities Fund - Investor Class and Class C

Address:                                        Mailing Address:
4350 South Monaco Street, Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                      1-800-525-8085 for Investor Class and
                     1-800-328-2234 for Class C and Class K

                                December 15, 2001

--------------------------------------------------------------------------------

A Prospectus for the Investor Class shares of INVESCO High Yield, INVESCO Select Income, INVESCO Tax-Free Bond, and INVESCO U.S. Government Securities Funds, a Prospectus for the Class C shares of INVESCO High Yield, INVESCO Select Income, INVESCO Tax-Free Bond and INVESCO U.S. Government Securities Funds and a Prospectus for the Class K shares of INVESCO High Yield and INVESCO Select Income Funds, each dated December 15, 2001, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085 for Investor Class and 1-800-328-2234 for Class C and Class K. The Prospectuses of the Investor Class, Class C and Class K shares of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company...........................................................78

Investments, Policies and Risks.......................................78

Investment Restrictions...............................................96

Management of the Funds...............................................98

Other Service Providers..............................................121

Brokerage Allocation and Other Practices.............................121

Capital Stock........................................................123

Tax Consequences of Owning Shares of a Fund..........................124

Performance..........................................................126

Code of Ethics.......................................................129

Financial Statements.................................................129

Appendix A...........................................................130

THE COMPANY

INVESCO Bond Funds, Inc. (the "Company") was incorporated under the laws of Colorado on August 20, 1976 and was reorganized as a Maryland corporation on April 2, 1993. On October 29, 1998, the name of the Company was changed to INVESCO Bond Funds, Inc. On August 16, 1999, the Company assumed all of the assets and liabilities of INVESCO Tax-Free Bond Fund (formerly, INVESCO Tax-Free Long-Term Bond Fund), a series of INVESCO Tax-Free Income Funds, Inc.

The Company is an open-end, diversified, management investment company currently consisting of four portfolios of investments: INVESCO High Yield Fund - Investor Class, Class C and Class K, INVESCO Select Income Fund - Investor Class, Class C and Class K, INVESCO Tax-Free Bond Fund - Investor Class and Class C and INVESCO U.S. Government Securities Fund - Investor Class and Class C (each a "Fund" and collectively the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS (HIGH YIELD AND SELECT INCOME FUNDS ONLY) -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

AMT BONDS (TAX-FREE BOND FUND ONLY) -- These are "private activity bonds" issued after August 7, 1986; the proceeds are directed in full or in part to private, for-profit organizations. The income from AMT Bonds is exempt from federal income tax, but may be subject to the alternative minimum tax - a special tax that applies to taxpayers who have certain adjustments to income or tax preference items.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. High Yield invests primarily in lower-rated securities commonly known as junk bonds, Select Income may invest up to 50% of its portfolio and Tax-Free Bond Fund may invest up to 10% of its portfolio in such securities. Although Tax-Free Bond Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Fund's investments are generally concentrated in debt securities rated BBB or higher by S&P or Baa or higher by Moody's. U.S. Government Securities Fund may invest only in investment grade debt securities, which are those rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, are judged by INVESCO to be of equivalent quality. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK -- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.

FOREIGN SECURITIES (HIGH YIELD AND SELECT INCOME FUNDS) -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges is generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor or sub-advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor or sub-advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor or sub-advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the

Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor or sub-advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor or sub-advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies and no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not invest more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MUNICIPAL OBLIGATIONS -- Municipal debt securities including municipal bonds, notes and commercial paper. It is a policy of the Tax-Free Bond Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention to invest its assets so that substantially all of its annual income will be tax-exempt. The Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. Tax-Free Bond Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes. The other Funds may invest in municipal obligations, but under normal circumstances do not intend to make significant investment in these securities.

The Funds may invest in the following types of municipal obligations:

      MUNICIPAL BONDS -- Municipal bonds are classified as general obligation or revenue bonds. General obligations bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

      MUNICIPAL NOTES -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

      MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

      VARIABLE RATE OBLIGATIONS -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

      MUNICIPAL LEASE OBLIGATIONS -Also included in "municipal securities" are municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Funds may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Funds in municipal lease obligations shall be deemed illiquid and shall be valued according to each Fund's Procedures for Valuing Securities current at the time of such valuation.

Municipal obligations purchased by a Fund must be rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's), or by one NRSRO in the highest rating category if such obligations are rated by only one NRSRO. No more than 10% of Tax-Free Bond Fund's total assets may be invested in junk bonds. Never under any circumstances will Tax-Free Bond Fund invest in bonds which are rated below B-or B by S&P or Moody's, respectively. Municipal notes or municipal commercial paper must be rated in the two highest rating categories by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the two highest rating categories by that NRSRO. If a security is unrated, the Fund may invest in such security if INVESCO determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund. After the Fund has purchased an issue of municipal obligations, such issue might cease to be rated or its rating might be reduced below the minimum required for purchase. If a security originally rated in the highest rating category by a NRSRO has been downgraded to the second highest rating category, INVESCO must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the Fund. If a security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of INVESCO becoming aware of the new rating, the default or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Company's board of directors determines within the aforesaid five business days that holding the security is in the best interest of a Fund.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO must use to review the creditworthiness of any bank, broker or dealer that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions, or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral, or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor (the "Affiliated Money Market Funds").

TEMPORARY TAXABLE INVESTMENTS (TAX-FREE BOND FUND ONLY) -- Tax-Free Bond Fund may from time to time invest a portion of its assets on a temporary basis in "temporary investments," the income from which may be subject to federal income tax. These investments include AMT Bonds, short-term or taxable securities (the income from which may be subject to federal income tax), junk bonds and cash. Short-term taxable investments normally will consist of notes having quality ratings within the two highest grades of Moody's, S&P, Fitch or D&P; obligations of the U.S.

government, its agencies or instrumentalities; commercial paper rated at least P-2 by Moody's and A-2 by S&P certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits, bankers acceptances and other short-term bank obligations; and repurchase agreements. Temporary taxable investment normally will consist of corporate bonds and other debt obligations. Any net interest income on taxable temporary investments will be taxable to shareholders as ordinary income when distributed.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act, in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

------------------------------------------------------------------------------------------------------
                                                    SELECT            TAX-FREE         U.S. GOVERNMENT
INVESTMENT                         HIGH YIELD       INCOME            BOND             SECURITIES
------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES            Up to 25%        Up to 25%
------------------------------------------------------------------------------------------------------

DEBT SECURITIES                                     Normally, at
  Debt                                              least 80%

------------------------------------------------------------------------------------------------------
    Investment Grade                                At least 50%
------------------------------------------------------------------------------------------------------

    Non-Rated                                       Up to 25%
------------------------------------------------------------------------------------------------------
    Junk Bonds                     Primarily, but   Up to 50%;        Up to 10%;
                                   never at the     never at the      never below B
                                   time of pur-     time of pur-      by Moody's or
                                   chase below      chase below B     B- by S&P
                                   Caa by Moody's   by Moody's or
                                   or CCC by S&P    B- by S&P
------------------------------------------------------------------------------------------------------
TEMPORARY TAXABLE                                                     Up to
                                                                      100% when
                                                                      defensive.
                                                                      Normally,
                                                                      up to 20%
                                                                      including
                                                                      AMT.

------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS                                                             At least 65%
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS                                                       Normally, at
                                                                      least 80%
------------------------------------------------------------------------------------------------------
ALTERNATIVE MINIMUM                                                   Normally, no
    TAX BONDS                                                         more than 20%
                                                                      including other
                                                                      taxable
                                                                      investments.
------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
        (formerly, INVESCO Advantage Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of November 30, 2001, INVESCO managed 47 mutual funds having combined assets of over $29 billion, on behalf of more than 3,267,250 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $361.3 billion in assets under management as of September 30, 2001.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. AMVESCAP National Trust Company acts as trustee or custodian to these plans. AMVESCAP National Trust Company accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and the collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:


     o    administrative;

     o    internal accounting (including computation of net asset value);

     o    clerical and statistical;

     o    secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o    supplying  the  Company  with  officers,   clerical  staff  and  other
          employees;

     o    furnishing  office  space,   facilities,   equipment,   and  supplies;
          providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o    supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

High Yield Fund

     o    0.50% on the first $300 million of the Fund's average net assets;

     o    0.40% on the next $200 million of the Fund's average net assets;

     o    0.30% of the Fund's average net assets from $500 million;

Select Income, Tax-Free Bond and U.S. Government Securities Funds

     o    0.55% on the first $300 million of each Fund's average net assets;

     o    0.45% on the next $200 million of each Fund's average net assets; and

     o    0.35% of each Fund's average net assets from $500 million.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that INVESCO's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO.

                                    Advisory      Total Expense    Total Expense
                                    Fee Dollars   Reimbursements   Limitations
                                    -----------   --------------   -----------

INVESTOR CLASS

HIGH YIELD FUND
Year Ended August 31, 2001          $2,865,241     $     0             1.25%
Year Ended August 31, 2000           3,063,648           0             1.25%
Year Ended August 31, 1999           3,245,140           0             1.25%

SELECT INCOME FUND
Year Ended August 31, 2001          $2,911,139      $1,635,595         1.05%
Year Ended August 31, 2000           2,701,447         720,362         1.05%
Year Ended August 31, 1999           2,670,224         536,940         1.05%

TAX-FREE BOND FUND
Year Ended August 31, 2001          $  998,287      $  324,502         0.90%
Year Ended August 31, 2000             973,112         356,522         0.90%
Period Ended August 31, 1999(1)        185,151          80,439         0.90%
Year Ended June 30, 1999             1,149,834         310,487         0.90%

U.S. GOVERNMENT SECURITIES FUND
Year Ended August 31, 2001          $  564,241      $  445,439         1.00%
Year Ended August 31, 2000             415,569         449,886         1.00%
Year Ended August 31, 1999             395,611         422,317         1.00%

CLASS C

HIGH YIELD FUND
Year Ended August 31, 2001          $   33,305      $    0             2.00%
Period Ended August 31, 2000(2)          5,707           0             2.00%

SELECT INCOME FUND
Year Ended August 31, 2001          $   10,512      $    0             1.80%
Period Ended August 31, 2000(2)            374           0             1.80%

TAX-FREE BOND FUND
Year Ended August 31, 2001          $    2,354      $      775         1.65%
Period Ended August 31, 2000(2)              4              30         1.65%

U.S. GOVERNMENT SECURITIES FUND
Year Ended August 31, 2001          $    9,953      $    2,223         1.75%
Period Ended August 31, 2000(2)            108              66         1.75%

CLASS K

HIGH YIELD FUND
Period Ended August 31, 2001(3)     $        3      $       16         1.45%

SELECT INCOME FUND
Period Ended August 31, 2001(3)     $        3      $       18         1.25%

(1) For the period July 1, 1999 through August 31, 1999.
(2) For the period February 15, 2000 through August 31, 2000.
(3) For the period December 14, 2000 through August 31, 2001.

THE SUB-ADVISORY AGREEMENT
With respect to Tax-Free Bond Fund, A I M Capital Management, Inc. ("AIM") serves as sub-advisor to the Fund pursuant to a sub-advisory agreement dated May 10, 2000 (the "Sub-Agreement") with INVESCO.

The Sub-Agreement provides that AIM, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with the Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of AIM; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised. The Sub-Agreement provides that, as compensation for its services, AIM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Fund. The fees are calculated at the following annual rates:

Tax-Free Bond Fund

     o    0.22% on the first $300 million of the Fund's average net assets;

     o    0.18% on the next $200 million of the Fund's average net assets;

     o    0.14% of the Fund's average net assets from $500 million;

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund. Prior to May 13, 1999, the rate was 0.015% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $28.50 ($26.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO).

                                                Administrative      Transfer
                                      Advisory     Services          Agency
                                      --------     --------          ------

INVESTOR CLASS

HIGH YIELD FUND
Year Ended August 31, 2001          $2,865,241      $  321,065    $2,058,682
Year Ended August 31, 2000           3,063,648         349,751     1,799,501
Year Ended August 31, 1999           3,245,140         204,752     1,560,584

SELECT INCOME FUND
Year Ended August 31, 2001          $2,911,139      $  284,060    $2,886,015
Year Ended August 31, 2000           2,701,447         254,484     1,795,050
Year Ended August 31, 1999           2,670,224         140,510     1,519,741

TAX-FREE BOND FUND
Year Ended August 31, 2001          $  998,288      $   91,656    $  234,034
Year Ended August 31, 2000             973,112          89,618       244,611
Period Ended August 31, 1999(1)        185,151          16,815        43,473
Year Ended June 30, 1999             1,149,834          49,494       252,005

U.S. GOVERNMENT SECURITIES FUND
Year Ended August 31, 2001          $  564,241      $   56,011    $  420,155
Year Ended August 31, 2000             415,569          43,999       410,580
Year Ended August 31, 1999             395,611          27,813       333,566

CLASS C

HIGH YIELD FUND
Year Ended August 31, 2001          $   33,305      $    3,717    $   13,472
Period Ended August 31, 2000(2)          5,707             652         1,514

SELECT INCOME FUND
Year Ended August 31, 2001          $   10,512      $    1,034    $    4,667
Period Ended August 31, 2000(2)            374              36           163

TAX-FREE BOND FUND
Year Ended August 31, 2001          $    2,354      $      215    $      816
Period Ended August 31, 2000(2)              4               0            30

U.S. GOVERNMENT SECURITIES FUND
Year Ended August 31, 2001          $    9,953      $      968    $    3,285
Period Ended August 31, 2000(2)            108              11            79

CLASS K

HIGH YIELD FUND
Period Ended August 31, 2001(3)     $        3      $        0    $       19

SELECT INCOME FUND
Period Ended August 31, 2001(3)     $        3      $        0    $       19

(1) For the period July 1, 1999 through August 31, 1999.
(2) For the period February 15, 2000 through August 31, 2000.
(3) For the period December 14, 2000 through August 31, 2001.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has an investments & management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivative investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee, a compensation committee and a defined benefit deferred compensation plan (the "plan") committee. These committees meet when necessary to review legal, insurance, compensation and plan matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
        (formerly, INVESCO Advantage Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                           Position(s) Held           Principal Occupation(s)
Name, Address, and Age     With Company               During Past Five Years

Mark H. Williamson         President, Chief           Chief Officer, Managed
(2)(3)(11)                 Executive Officer          Products, AMVESCAP PLC.
4350 South Monaco Street   and Chairman of the        Chief Executive
Denver, Colorado           Board                      Officer and Chairman
Age: 50                                               of the Board of
                                                      INVESCO Funds Group,
                                                      Inc.; Chief Executive
                                                      Officer and Chairman
                                                      of the Board of
                                                      INVESCO Distributors,
                                                      Inc.; formerly,
                                                      President of INVESCO
                                                      Funds Group, Inc.;
                                                      formerly, President of
                                                      INVESCO Distributors,
                                                      Inc.; formerly,
                                                      President, Chief
                                                      Operating Officer and
                                                      Chairman of the Board
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Chairman and
                                                      Chief Executive
                                                      Officer of Nations-
                                                      Banc Advisors, Inc.;
                                                      formerly, Chairman of
                                                      NationsBanc
                                                      Investments, Inc.

                           Position(s) Held           Principal Occupation(s)
Name, Address, and Age     With Company               During Past Five Years

Fred A. Deering             Vice Chairman of the      Formerly, Trustee of
(1)(2)(7)(8)                Board                     INVESCO Global Health
1551 Larimer Street, #1701                            Sciences Fund;
Denver, Colorado                                      Chairman of the
Age: 74                                               Executive Committee and
                                                      Chairman of the Board of
                                                      Security Life of Denver
                                                      Insurance Company;
                                                      Director of ING American
                                                      Holdings Company and
                                                      First ING Life Insurance
                                                      Company of New York.

Victor L. Andrews, Ph.D.   Director                   Professor Emeritus,
(4)(6)(10)(11)                                        Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age: 71                                               Department of Finance
                                                      of Georgia State
                                                      University; President,
                                                      Andrews Financial
                                                      Associates, Inc. (con-
                                                      sulting firm);
                                                      Director of The
                                                      Sheffield Funds, Inc.;
                                                      formerly, member of
                                                      the faculties of the
                                                      Harvard Business
                                                      School and the Sloan
                                                      School of Management
                                                      of MIT.

Bob R. Baker               Director                   Consultant (since
(2)(4)(5)(9)(10)(11)                                  2000); formerly,
37 Castle Pines Dr., N.                               President and Chief
Castle Rock, Colorado                                 Executive Officer
Age:  65                                              (1989 to 2000) of AMC
                                                      Cancer Research Center,
                                                      Denver, Colorado; until
                                                      mid-December 1988, Vice
                                                      Chairman of the Board of
                                                      First Columbia Financial
                                                      Corporation, Englewood,
                                                      Colorado; formerly,
                                                      Chairman of the Board and
                                                      Chief Executive Officer of
                                                      First Columbia Financial
                                                      Corporation.

Charles W. Brady(3)        Director                   Chief Executive
1315 Peachtree St., N.E.                              Officer and Chairman
Atlanta, Georgia                                      of AMVESCAP PLC, Lon-
Age: 66                                               don, England and various
                                                      subsidiaries of AMVESCAP
                                                      PLC; formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.

Lawrence H. Budner         Director                   Trust Consultant;
(1)(5)(10)(11)                                        prior to June 30,
7608 Glen Albens Circle                               1987, Senior Vice
Dallas, Texas                                         President and Senior
Age: 71                                               Trust Officer of
                                                      InterFirst Bank,
                                                      Dallas, Texas.

                           Position(s) Held           Principal Occupation(s)
Name, Address, and Age     With Company               During Past Five Years

James T. Bunch(4)(5)(9)    Director                   Principal and Founder
3600 Republic Plaza                                   of Green Manning &
370 Seventeenth Street                                Bunch Ltd., Denver,
Denver, Colorado                                      Colorado, since August
Age: 59                                               1988; Director and
                                                      Secretary of Green
                                                      Manning & Bunch Securi-
                                                      ties, Inc., Denver,
                                                      Colorado, since
                                                      September 1993; Vice
                                                      President and Director
                                                      of Western Golf
                                                      Association and Evans
                                                      Scholars Foundation;
                                                      formerly, General
                                                      Counsel and Director
                                                      of Boettcher & Co.,
                                                      Denver, Colorado;
                                                      formerly, Chairman and
                                                      Managing Partner of
                                                      Davis Graham & Stubbs,
                                                      Denver, Colorado.

Raymond R. Cunningham(3)    Vice President and        Director, President
4350 South Monaco Street    Director                  and Chief Operating
Denver, Colorado                                      Officer of INVESCO
Age: 50                                               Funds Group, Inc.;
                                                      Director and Presi-
                                                      dent of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Senior Vice
                                                      President of INVESCO
                                                      Funds Group, Inc.;
                                                      formerly, Senior Vice
                                                      President of GT Glo-
                                                      bal-North America.

Wendy L. Gramm, Ph.D.       Director                  Self-employed (since
(4)(6)(9)                                             1993); Distinguished
4201 N. Yuma Street, N.W.                             Senior Fellow and
Washington, D.C.                                      Director, Regulatory
Age:  57                                              Studies Program,
                                                      Mercatus Center George
                                                      Mason University, VA;
                                                      formerly, Chairman,
                                                      Commodity Futures Trading
                                                      Commission; Administrator
                                                      for Information and Regul-
                                                      atory Affairs at the
                                                      Office of Management and
                                                      Budget. Also, Director of
                                                      Enron Corporation, IBP,
                                                      Inc., State Farm Insurance
                                                      Company, International
                                                      Republic Institute, and
                                                      the Texas Public Policy
                                                      Foun dation; formerly,
                                                      Director of the Chicago
                                                      Mercantile Exchange (1994
                                                      to 1999), Kinetic
                                                      Concepts, Inc. (1996 to
                                                      1997), and the Independent
                                                      Women's Forum (1994 to
                                                      1999).

                           Position(s) Held           Principal Occupation(s)
Name, Address, and Age     With Company               During Past Five Years

Richard W. Healey(3)        Director                  Director and Senior
4350 South Monaco Street                              Vice President of
Denver, Colorado                                      INVESCO Funds Group,
Age: 47                                               Inc.; Director and
                                                      Senior Vice President
                                                      of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Senior Vice
                                                      President of GT
                                                      Global-North America
                                                      (1996 to 1998) and The
                                                      Boston Company (1993
                                                      to 1996).

Gerald J. Lewis(1)(6)(7)   Director                   Chairman of Lawsuit
701 "B" Street                                        Resolution Services,
Suite 2100                                            San Diego, California
San Diego, California                                 since 1987; Director
Age:  68                                              of General Chemical
                                                      Group, Inc., Hampdon,
                                                      New Hampshire, since
                                                      1996; formerly,
                                                      Associate Justice of
                                                      the California Court
                                                      of Appeals; Director
                                                      of Wheelabrator
                                                      Technologies, Inc.,
                                                      Fisher Scientific,
                                                      Inc., Henley
                                                      Manufacturing, Inc.,
                                                      and California Coastal
                                                      Properties, Inc.; Of
                                                      Counsel, Latham &
                                                      Watkins, San Diego,
                                                      California (1987 to
                                                      1997).

John W. McIntyre           Director                   Retired. Formerly,
(1)(2)(5)(7)                                          Vice Chairman of the
7 Piedmont Center                                     Board of Directors of
Suite 100                                             The Citizens and
Atlanta, Georgia                                      Southern Corporation and
Age: 71                                               Chairman of the Board and
                                                      Chief Executive Officer
                                                      of The Citizens and
                                                      Southern Georgia Corp. and
                                                      The Citizens and Southern
                                                      National Bank; formerly,
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund and
                                                      Employee's Retirement
                                                      System of GA, Emory
                                                      University; Trustee of
                                                      Gables Residential Trust,
                                                      and Trustee and Chairman
                                                      of the J.M. Tull
                                                      Charitable Foundation;
                                                      Director of Kaiser Foun-
                                                      dation Health Plans of
                                                      Georgia, Inc.

                           Position(s) Held           Principal Occupation(s)
Name, Address, and Age     With Company               During Past Five Years

Larry Soll, Ph.D.          Director                   Retired. Formerly,
(4)(6)(9)(10)(11)                                     Chairman of the Board
2358 Sunshine Canyon Drive                            (1987 to 1994), Chief
Boulder, Colorado                                     Executive Officer
Age: 59                                               (1982 to 1989 and 1993
                                                      to 1994) and Presi-
                                                      dent (1982 to 1989) of
                                                      Synergen Inc.;
                                                      Director of Synergen
                                                      since incorporation
                                                      in 1982; Director of
                                                      Isis Pharmaceuticals,
                                                      Inc.; formerly,
                                                      Trustee of INVESCO
                                                      Global Health Sciences
                                                      Fund.

Glen A. Payne              Secretary                  Senior Vice President,
4350 South Monaco Street                              General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age: 54                                               Funds Group, Inc.;
                                                      Senior Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Secretary of
                                                      INVESCO Global Health
                                                      Sciences Fund; for-
                                                      merly, General Counsel
                                                      of INVESCO Trust Com-
                                                      pany (1989 to 1998) and
                                                      employee of a U.S.
                                                      regulatory agency,
                                                      Washington, D.C. (1973
                                                      to 1989).

Ronald L. Grooms           Chief Accounting           Senior Vice President,
4350 South Monaco Street   Officer, Chief Finan-      Treasurer and Director
Denver, Colorado           cial Officer and           of INVESCO Funds
Age: 54                    Treasurer                  Group, Inc.; Senior
                                                      Vice President,
                                                      Treasurer and Direc-
                                                      tor of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Treasurer
                                                      and Principal
                                                      Financial and
                                                      Accounting Officer of
                                                      INVESCO Global Health
                                                      Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988 to
                                                      1998).

William J. Galvin, Jr.      Assistant Secretary       Senior Vice President,
4350 South Monaco Street                              Assistant Secretary
Denver, Colorado                                      and Director of
Age: 45                                               INVESCO Funds Group,
                                                      Inc.; Senior Vice
                                                      President, Assistant
                                                      Secretary and Director
                                                      of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company (1995 to
                                                      1998).

                           Position(s) Held           Principal Occupation(s)
Name, Address, and Age     With Company               During Past Five Years

Pamela J. Piro              Assistant Treasurer       Vice President and
4350 South Monaco Street                              Assistant Treasurer
Denver, Colorado                                      of INVESCO Funds
Age: 41                                               Group, Inc.; Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996
                                                      to 1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).


Judy P. Wiese              Assistant Secretary        Vice President and
4350 South Monaco Street                              Assistant Secretary
Denver, Colorado                                      of INVESCO Funds
Age: 53                                               Group, Inc.; Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company.
(1) Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4) Member of the investments & management liaison committee of the Company.

(5) Member of the brokerage committee of the Company.

(6) Member of the derivatives committee of the Company.

(7) Member of the legal committee of the Company.

(8) Member of the insurance committee of the Company.

(9) Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the defined benefit deferred compensation plan committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended August 31, 2001.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2000. As of December 31, 2000, there were 46 funds in the INVESCO Complex.

--------------------------------------------------------------------------------------------
Name of Person          Aggregate        Benefits Accrued  Estimated         Total Compensa-
and Position            Compensation     As Part of        Annual            tion From
                        From Company(1)  Company           Benefits Upon     INVESCO Com-
                                         Expenses(2)       Retirement(3)     plex Paid To
                                                                             Directors(7)
--------------------------------------------------------------------------------------------
Fred A. Deering,          $6,314          $3,008             $1,160          $112,250
Vice Chairman
of  the Board
--------------------------------------------------------------------------------------------
Victor L. Andrews          6,207           2,770              1,343            89,200
--------------------------------------------------------------------------------------------
Bob R. Baker               6,334           2,381              1,800            92,500
--------------------------------------------------------------------------------------------
Lawrence H. Budner         6,165           2,770              1,343            88,850
--------------------------------------------------------------------------------------------
James T. Bunch(4)          5,963               0                  0            86,000
--------------------------------------------------------------------------------------------
Daniel D. Chabris(5)           0           2,522              1,160            34,000
--------------------------------------------------------------------------------------------
Wendy L. Gramm             6,069               0                  0            87,600
--------------------------------------------------------------------------------------------
Kenneth T. King(5)             0           2,871              1,160            68,000
--------------------------------------------------------------------------------------------
Gerald J. Lewis(4)         6,015               0                  0            86,350
--------------------------------------------------------------------------------------------
John W. McIntyre           6,303           1,615              1,343           116,000
--------------------------------------------------------------------------------------------
Larry Soll                 6,143               0                  0           110,100
--------------------------------------------------------------------------------------------
Total                    $55,513         $17,937             $9,309          $970,850
--------------------------------------------------------------------------------------------
% of Net Assets          0.0037%(6)      0.0012%(6)                           0.0024%(7)
--------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998 and was not included in the calculation of retirement benefits until November 1, 1999.

(4) Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6) Total as a percentage of the Company's net assets as of August 31, 2001.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2000.

Messrs. Brady, Cunningham, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or age 73 or 74, if the Director extends his retirement date for one or two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund Director. Mr. King was entitled to receive 100% of such annual retainer and board meeting fees in 2000. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of November 30, 2001, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Investor Class
--------------

High Yield Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.                    Beneficial             46.62%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Salomon Smith Barney                         Beneficial              6.98%
Attn: Mutual Funds
c/o Deepa Bhashyam
333 W. 34th Street 7th Floor
New York, NY 10001-2483
--------------------------------------------------------------------------------
Nat'l Financial Services Corp
The Exclusive Benefit of Cust                Beneficial              5.99%
One World Financial Center
200 Liberty Street, 5th Floor
Attn:  Kate Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------

Select Income Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.                    Beneficial             15.71%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Tax-Free Bond Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

U.S. Government Securities Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.                    Beneficial             11.74%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Painewebber Cust                             Beneficial              5.21%
Adelia Inc. K
c/o Millenium
Attn: Don Hinrichs
666 5th Ave #423
New York, NY 10103-0001
--------------------------------------------------------------------------------

Class C
-------

High Yield Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Select Income Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
Raymond James & Assoc Inc                    Beneficial              9.04%
FBO Care Consistenc
BIN# 43576436
880 Carillon Pkwy.
St. Petersburg, FL 33716-1100
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                    Record                  8.21%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------

Tax-Free Bond Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
American Enterprise                          Beneficial             24.99%
Investment SVCS
FBO 168376921
PO Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
Elizabeth Brody                              Record                 11.29%
116 Pinehurst Ave #533
New York, NY 10033-1755
--------------------------------------------------------------------------------

Tax-Free Bond Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
Susan E Jansen                               Record                 11.23%
12011 San Vincente Blvd. Ste
320
Los Angeles, CA 90049-4944
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                    Record                  8.54%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------
Fern Hill, Inc.
12011 San Vincente Blvd Ste 320
Los Angeles, CA 90049-4944                   Record                  6.37%
--------------------------------------------------------------------------------

U.S. Government Securities Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
Kidney Cancer Association                    Record                  6.63%
1234 Sherman Ave. Ste 203
Evanstan, IL 60202-1375
--------------------------------------------------------------------------------

Class K
-------

High Yield Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
Saxon & Co                                   Beneficial             99.04%
FBO 20-01-302-9912426
PO Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

Select Income Fund

--------------------------------------------------------------------------------
     Name and Address                    Basis of Ownership     Percentage Owned
                                         (Record/Beneficial)
================================================================================
Saxon & Co                                   Beneficial             99.26%
FBO 20-01-302-9912426
PO Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

As of December 3, 2001, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Distribution Plan and Agreement
- Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of a Fund.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the dealer or institution immediately.

CLASS K (High Yield and Select Income Funds). The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class K shares of each Fund and that provide continuing personal services to their customers who own such Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment advisor will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

The Funds made payments to IDI under the Investor Class, Class C and Class K Plans during the fiscal year/period ended August 31, 2001 in the following amounts:

                                   Investor Class     Class C         Class K(1)
                                   --------------     -------         -------
High Yield Fund                    $    1,778,060     $ 77,197        $     3
Select Income Fund                      1,503,221       19,874              3
Tax-Free Bond Fund                        448,010        3,071            N/A
U.S. Government Securities Fund           243,788       12,313            N/A

(1) For the period December 14, 2000 through August 31, 2001.

In addition, as of August 31, 2001, the following additional distribution accruals had been incurred by the Funds and will be paid during the fiscal year/period ended August 31, 2002:

                                   Investor Class     Class C         Class K(1)
                                   --------------     -------         -------
High Yield Fund                    $      114,907     $ 7,127         $     1
Select Income Fund                        127,198       2,437               0
Tax-Free Bond Fund                         43,331       1,129             N/A
U.S. Government Securities Fund            28,441       5,669             N/A

(1) For the period December 14, 2000 through August 31, 2001.

For the fiscal year/period ended August 31, 2001, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

                                   Investor Class     Class C         Class K(1)
                                   --------------     -------         -------
HIGH YIELD FUND

Advertising                        $      253,333     $     0         $     0
Sales literature, printing,
  and postage                             130,528           0               0
Public relations/promotion                135,148           0               0
Compensation to securities dealers
   and other organizations                896,641      77,197               3
Marketing personnel                       362,410           0               0

SELECT INCOME FUND

Advertising                        $      204,802     $     0         $     0
Sales literature, printing,
  and postage                             133,064           0               0
Public relations/promotion                109,074           0               0
Compensation to securities dealers
   and other organizations                758,280      19,874               3
Marketing personnel                       298,001           0               0

TAX-FREE BOND FUND

Advertising                        $      109,106     $     0              N/A
Sales literature, printing,
  and postage                              53,234           0              N/A
Public relations/promotion                 59,174           0              N/A
Compensation to securities dealers
   and other organizations                 64,785       3,071              N/A
Marketing personnel                       161,711           0              N/A

U.S. GOVERNMENT SECURITIES FUND

Advertising                        $       39,500     $     0              N/A
Sales literature, printing,
  and postage                              19,476           0              N/A
Public relations/promotion                 20,278           0              N/A
Compensation to securities dealers
   and other organizations                110,047      12,313              N/A
Marketing personnel                        54,487           0              N/A

(1) For the period December 14, 2000 through August 31, 2001.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to a Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

   o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

   o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

   o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

   o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

   o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

   o To acquire and retain talented employees who desire to be associated with a growing organization.

DEALER CONCESSIONS

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset values of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fee will begin to be paid by IDI to the dealer or institution immediately.

IDI may pay sales commissions to dealers and institutions that sell Class K shares of the Funds at the time of such sales. Payments with respect to Class K shares will equal 0.45% of the purchase price of the Class K shares sold by the dealer or institution.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS (CLASS C)

In addition to the exceptions described in the Class C Prospectus, CDSCs will not apply to the following:


   o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

   o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

   o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

   o Investment account(s) of INVESCO; and

   o If the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to it.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

HIGH YIELD FUND
    Year Ended August 31, 2001                         $  138,297
    Year Ended August 31, 2000                            555,962
    Year Ended August 31, 1999                          1,665,183

SELECT INCOME FUND
    Year Ended August 31, 2001                          $  107,603
    Year Ended August 31, 2000                             402,166
    Year Ended August 31, 1999                             553,125

TAX-FREE BOND FUND
    Year Ended August 31, 2001                          $        0
    Year Ended August 31, 2000                                   0
    Period ended August 31, 1999(1)                              0
    Year Ended June 30, 1999                                     0

U.S. GOVERNMENT SECURITIES FUND
    Year Ended August 31, 2001                          $        0
    Year Ended August 31, 2000                                   0
    Year Ended August 31, 1999                                   0

(1) For the period July 1, 1999 through August 31, 1999.

For the fiscal years ended August 31, 2001 and 2000 brokers providing research services received $87,872 and $98,139, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $36,536,238 and $64,729,481, respectively. Commissions totaling $0 and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended August 31, 2001 and 2000.

For the fiscal year ended August 31, 1999 with respect to High Yield, Select Income and U.S. Government Securities Funds and for the period ended August 31, 1999 and year ended June 30, 1999 with respect to Tax-Free Bond Fund, brokers providing research services received $918, $0 and $0, respectively, in commisisons on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $775,745, $0 and $0, respectively. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the

Funds on portfolio transactions of the Funds effected during the year ended August 31, 1999 with respect to High Yield, Select Income and U.S. Government Securities Funds. Commissions totaling $0 and $0 were allocated to certain brokers in recognition of their sales of shares of Tax-Free Bond Fund on portfolio transactions of the Fund during the period ended August 31, 1999 and the fiscal year ended June 30, 1999, respectively.

At August 31, 2001, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
     Fund                     Broker or Dealer               Value of Securities
                                                             at  August 31, 2001
================================================================================
High Yield             State Street Corporation                 3,613,000
----------------------------------------------------------------------------
Select Income          State Street Corporation                 4,868,000
----------------------------------------------------------------------------
Tax-Free Bond          None
----------------------------------------------------------------------------
U.S. Government
Securities             State Street Corporation                 3,282,000
----------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to 3 billion shares of common stock with a par value of $0.01 per share. As of November 30, 2001, the following shares of each Fund were outstanding:

         High Yield Fund - Investor Class                         114,036,079
         High Yield Fund - Class C                                  1,605,878
         High Yield Fund - Class K                                    256,720
         Select Income Fund - Investor Class                       90,324,789
         Select Income Fund - Class C                                 383,240
         Select Income Fund - Class K                               1,158,168
         Tax-Free Bond Fund - Investor Class                       12,343,513
         Tax-Free Bond Fund - Class C                                  67,226
         U.S. Government Securities Fund - Investor Class          21,604,132
         U.S. Government Securities Fund - Class C                  1,154,885

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Investor Class, Class C and Class K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income, net tax-exempt income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on all of its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the percentage of distributions paid by Tax-Free Bond Fund which are exempt from Federal tax and the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

With the exception of tax-exempt dividends paid by Tax-Free Bond Fund, all dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investments is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

Tax-Free Bond Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will so qualify if at least 50% of its total assets are invested in municipal securities at the close of each quarter of the Fund's fiscal year. The exempt interest portion of the income dividend that is payable monthly may be based on the ratio of the Fund's tax-exempt income to taxable income for the entire taxable year. In such case, the ratio would be determined and reported to shareholders after the close of each taxable year. Thus, the exempt-interest portion of any particular dividend may be based upon the tax-exempt portion of all distributions for the taxable year, rather than upon the tax-exempt portion of that particular dividend. Exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Although these dividends generally may be subject to state and local income taxes, the laws of the several states and local taxing authorities vary with respect to the taxation of exempt-interest dividends, taxable dividends and distributions of capital gains.

A corporation includes exempt-interest dividends in calculating its alternative taxable income in situations where the "adjusted current earnings" of the corporation exceed its alternative minimum taxable income.

AMT bonds are "private activity bonds" issued after August 1986; the proceeds are directed in full or in part to private, for-profit organizations. The income from AMT bonds is exempt from federal income tax but may be subject to the alternative minimum tax -- a special tax that applies to taxpayers who have certain adjustments to income or tax preference items.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or individual development bonds should consult their tax advisors before purchasing shares of the Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a mutual fund) plus 50% of their benefits exceed certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above - they are only included in the calculation of whether a recipient's income exceeds the established amounts.

You should consult your own tax advisor regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the contingent deferred sales charge imposed on applicable redemptions of the Fund's shares. If any advertised performance data does not reflect the contingent deferred sales charge, such advertisement will disclose that the contingent deferred sales charge has not been deducted in computing the performance data, and that, if reflected, such charge would reduce the performance quoted.

A Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's Class C contingent deferred sales charge into account. Excluding this charge from a total return calculation produces a higher total return figure. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended August 31, 2001 was:

                                                                   10 YEAR OR
FUND AND CLASS                         1 YEAR       5 YEAR       SINCE INCEPTION
--------------                         ------       ------       ---------------

INVESTOR CLASS
--------------

High Yield Fund                       (19.96%)       1.79%           6.22%
Select Income Fund                      2.73%        6.13%           7.64%
Tax-Free Bond Fund                     10.07%        5.97%           6.44%
U.S. Government Securities Fund        10.45%        8.20%           7.26%

CLASS C(1)
-------

High Yield Fund                       (21.70%)       N/A           (14.23%)
Select Income Fund                      0.97%        N/A             4.03%
Tax-Free Bond Fund                     22.26%        N/A            19.52%
U.S. Government Securities Fund         8.23%        N/A            11.05%

CLASS K(2)
-------

High Yield Fund                        N/A           N/A           (11.15%)
Select Income Fund                     N/A           N/A             2.25%

(1) Class C commenced operations on February 15, 2000.
(2) Class K commenced operations on December 14, 2000. Since inception performance is not annualized.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)  = ERV
where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Fund                                Lipper Mutual Fund Category
----                                ---------------------------
High Yield Fund                     High Current Yield Funds
Select Income Fund                  Corporate Debt Funds BBB-Rated
Tax-Free Bond Fund                  General Municipal Bond Funds
U.S. Government Securities Fund     U.S. Government Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X

PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended August 31, 2001 are incorporated herein by reference from INVESCO Bond Funds, Inc.'s Annual Report to Shareholders dated August 31, 2001.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

               (a)  Articles  of  Amendment  and   Restatement  of  Articles  of
               Incorporation filed December 2, 1999.(4)

                    (1) Articles Supplementary to the Articles of Amendment and Restatements of the Articles of Incorporation filed December 8, 2000.

               (b) Bylaws.(1)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles II, IV, VI and VIII of the Articles of Incorporation and Articles I, II, V, VI, VII, VIII, IX and X of the Bylaws of the Registrant.

               (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                    (1)   Amendment   dated   August   13,   1999  to   Advisory
                    Agreement.(3)

               (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May
               15, 2001 and September 28, 2001 (filed herewith).

               (f) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees as amended November 8, 2000.(5)

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001 (filed herewith).

               (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001 and September 28, 2001 (filed herewith).

                    (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended
                    August 23,  2000,  November  8,  2000,  November  28,  2000,
                    November 29, 2000, May 15, 2001 and September 28, 2001 (filed herewith).(5)

               (i) (1) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(2)

                    (2) Opinion and Consent of Counsel with respect to INVESCO Tax-Free Bond Fund as to the legality of the securities being registered dated August 13, 1999.(3)

               (j) Consent of Independent Accountants (filed herewith).

               (k) Not applicable.

               (l)  Not applicable.

               (m) (1) Master Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000 with respect to the Funds' Investor Class shares.(5)

                    (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001 and
                    September 28, 2001, with respect to the Funds' Class C shares (filed herewith).

                    (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000 and September 28, 2001, with respect to the Funds' Class K shares (filed herewith).

               (n) Not Applicable.

               (o) (1) Plan Pursuant to Rule 18f-3 under the Investment Company
                    Act of 1940 by the Company with respect to INVESCO High Yield Fund adopted by the board of directors on November 9, 1999.(4)

                    (2) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to INVESCO Select Income Fund adopted by the board of directors on November 9, 1999.(4)

                    (3) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to INVESCO Tax-Free Bond Fund adopted by the board of directors on November 9, 1999.(4)

                    (4) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to INVESCO U.S. Government Securities Fund adopted by the board of directors on November 9, 1999.(4)

               (p) Code of Ethics pursuant to Rule 17j-1.(5)

(1) Previously filed with Post-Effective Amendment No. 36 to the Registration Statement on October 30, 1996, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on October 30, 1997, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 40 to the Registration Statement on August 30, 1999, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on January 27, 2000, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 44 to the Registration Statement on October 12, 2000, and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO BOND FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article VII of the Articles of Amendment and Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                               Position with  Principal Occupation and Company
Name                           Advisor        Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson             Chairman &     Chairman of the Board &
                               Officer        Chief Executive Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham          Officer &      President & Chief Operating
                               Director       Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell               Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.         Officer &      Senior Vice President &
                               Director       Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mark D. Greenberg              Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Ronald L. Grooms               Officer &      Senior Vice President & Treasurer
                               Director       INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward               Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey              Officer &      Senior Vice President
                               Director       INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston           Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler            Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe                Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Trent E. May                   Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer               Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller              Officer &      Senior Vice President &
                               Director       Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons               Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul        Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                  Officer        Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Gary L. Rulh                   Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John S. Segner                 Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                   Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick           Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman             Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi           Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                  Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner            Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Delta L. Donohue               Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. Duffy                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland            Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger                Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie           Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley               Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Lummanick             Officer        Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.         Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas               Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock            Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney          Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer     Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas E. Pellowe              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips               Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Pamela J. Piro                 Officer        Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John D. Raring                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon                Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt              Officer        Vice President & Controller
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Louis H. Reynolds              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Samuelson            Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------
Reagan A. Shopp                Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John T. Treder                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                  Officer        Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                    Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                  Officer        Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                   Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger              Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees            Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael C. Hawn                Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze               Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski             Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
David H. McCollum              Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling            Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Laurence A. Miller             Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas            Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                  Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
C. Vince Sellers               Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus             Officer        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.    (a)   PRINCIPAL UNDERWRITERS
                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc.
                    (formerly, INVESCO Advantage Series Funds, Inc.)
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

            (b)

Positions and                                           Positions and
Name and Principal              Offices with            Offices with
Business Address                Underwriter             the Company
----------------                -----------             -----------

Raymond R. Cunningham           President &             Vice President &
4350 South Monaco Street                                Director Director
Denver, CO 80237

William J. Galvin, Jr.          Senior Vice             Assistant Secretary
4350 South Monaco Street        President,
Denver, CO  80237               Asst. Secretary &
                                Director

Ronald L. Grooms                Senior Vice             Treasurer &
4350 South Monaco Street        President, Chief        Financial and
Denver, CO  80237               Treasurer, &            Accounting Officer
                                Director

Richard W. Healey               Senior Vice             Director
4350 South Monaco Street        President &
Denver, CO  80237               Director

Timothy J. Miller               Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                   Senior Vice             Secretary
4350 South Monaco Street        President,
Denver, CO 80237                Secretary &
                                General Counsel

Pamela J. Piro                  Assistant Treasurer     Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Judy P. Wiese                   Assistant Secretary     Assistant Secretary
4350 South Monaco Street
Denver, CO  80237

Mark H. Williamson              Chairman of the Board   Chairman of the Board,
4350 South Monaco Street        & Chief Executive       President & Chief
Denver, CO 80237                Officer                 Executive Officer

(c)     Not applicable.

Item 28.    Location of Accounts and Records
            --------------------------------

            Mark H. Williamson
            4350 South Monaco Street,
            Denver, CO  80237

ITEM 29.    MANAGEMENT SERVICES

            Not applicable.

ITEM 30.    UNDERTAKINGS

            Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 10th day of December, 2001.


Attest:                                   INVESCO Bond Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
-------------------------------           -----------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
/s/ Charles W. Brady*                     Larry Soll, Director
-------------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          -----------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
/s/  Raymond R. Cunningham*
-------------------------------           Gerald J. Lewis, Director
Raymond R. Cunningham, Director
                                          By /s/ Glen A. Payne
                                          -----------------------------
By _____________________________          Glen A. Payne
Edward F. O'Keefe                         Attorney in Fact
Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on January 9, 1990, January 16, 1990, May 22, 1992, March 31, 1994, October 23, 1995, October 30, 1996, October
30, 1997, October 13, 2000, and October 12, 2001 respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
-------------                             ----------------------

   e                                            145

   g                                            157
   h(1)                                         210
   h(2)                                         227
   j                                            235

   m(2)                                         236
   m(3)                                         248